UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-09877
Investment Company Act File Number

Calvert Responsible Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert US Large-Cap Core Responsible Index Fund
Calvert US Large-Cap Growth Responsible Index Fund
Calvert US Large-Cap Value Responsible Index Fund
Calvert US Mid-Cap Core Responsible Index Fund
Calvert International Responsible Index Fund

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%
Aerospace & Defense - 0.3%
Harris Corp.	16,667	2,244,211
HEICO Corp.	12,504	968,810
Hexcel Corp.	12,749	731,028
		3,944,049

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	13,114	1,102,756
Expeditors International of Washington, Inc.	15,840	1,078,546
United Parcel Service, Inc., Class B	64,294	6,270,594
		8,451,896

Airlines - 0.8%
Alaska Air Group, Inc.	13,638	829,872
American Airlines Group, Inc. (1)	51,870	1,665,546
Delta Air Lines, Inc.	67,106	3,348,589
JetBlue Airways Corp. (2)	24,515	393,711
Southwest Airlines Co.	53,687	2,495,372
United Continental Holdings, Inc. (2)	26,216	2,195,066
		10,928,156

Auto Components - 0.4%
Adient plc	6,880	103,613
Aptiv plc	25,435	1,566,033
Autoliv, Inc.	8,426	591,758
BorgWarner, Inc.	18,728	650,611
Gentex Corp.	28,406	574,085
Lear Corp.	7,217	886,680
Veoneer, Inc. (1)(2)	7,954	187,476
Visteon Corp. (2)	2,571	154,980
		4,715,236

Automobiles - 0.6%
Ford Motor Co.	380,182	2,908,392
Harley-Davidson, Inc. (1)	18,734	639,204
Tesla, Inc. (1)(2)	10,821	3,601,229
Thor Industries, Inc.	3,603	187,356
		7,336,181

Banks - 6.8%
Associated Banc-Corp.	11,694	231,424
Bank of America Corp.	699,538	17,236,616
Bank of Hawaii Corp. (1)	4,302	289,611
Bank OZK	17,879	408,178

BankUnited, Inc.	9,834	294,430
BB&T Corp.	66,953	2,900,404
BOK Financial Corp.	2,812	206,204
Cathay General Bancorp	5,554	186,226
Chemical Financial Corp.	5,087	186,235
CIT Group, Inc.	8,792	336,470
Citigroup, Inc.	194,058	10,102,659
Citizens Financial Group, Inc.	49,035	1,457,811
Columbia Banking System, Inc.	4,206	152,636
Comerica, Inc.	15,563	1,069,022
Commerce Bancshares, Inc.	9,763	550,340
Cullen/Frost Bankers, Inc.	4,870	428,268
East West Bancorp, Inc.	11,887	517,441
Fifth Third Bancorp	58,723	1,381,752
First Citizens BancShares, Inc., Class A	451	170,050
First Financial Bankshares, Inc. (1)	3,264	188,300
First Hawaiian, Inc.	6,742	151,762
First Horizon National Corp.	28,561	375,863
First Republic Bank	13,614	1,183,057
FNB Corp. (1)	43,628	429,299
Glacier Bancorp, Inc.	7,847	310,898
Hancock Whitney Corp.	9,530	330,214
Home BancShares, Inc. (1)	11,245	183,743
Huntington Bancshares, Inc.	98,820	1,177,934
IBERIABANK Corp.	3,586	230,508
Investors Bancorp, Inc.	19,723	205,119
JPMorgan Chase & Co.	218,461	21,326,163
KeyCorp	102,319	1,512,275
M&T Bank Corp.	11,728	1,678,629
MB Financial, Inc.	6,891	273,090
PacWest Bancorp	12,658	421,258
People's United Financial, Inc.	31,260	451,082
Pinnacle Financial Partners, Inc.	9,778	450,766
PNC Financial Services Group, Inc. (The)	43,060	5,034,145
Popular, Inc.	8,844	417,614
Prosperity Bancshares, Inc. (1)	5,222	325,331
Regions Financial Corp.	95,071	1,272,050
Signature Bank	6,217	639,170
South State Corp.	2,063	123,677
Sterling Bancorp	16,872	278,557
SunTrust Banks, Inc.	42,281	2,132,654
SVB Financial Group (2)	6,297	1,195,926
Synovus Financial Corp.	10,727	343,157
TCF Financial Corp.	10,164	198,096
Texas Capital Bancshares, Inc. (2)	3,496	178,611
U.S. Bancorp	139,135	6,358,469
UMB Financial Corp.	4,561	278,084
Umpqua Holdings Corp.	15,457	245,766
United Bankshares, Inc. (1)	13,413	417,278
Valley National Bancorp (1)	33,233	295,109

Webster Financial Corp.	9,519	469,191
Western Alliance Bancorp (2)	12,530	494,810
Wintrust Financial Corp.	5,082	337,902
Zions BanCorp NA	15,259	621,652
		90,642,986

Beverages - 1.7%
Coca-Cola Co. (The)	251,713	11,918,611
Keurig Dr Pepper, Inc.	16,292	417,727
PepsiCo, Inc.	99,342	10,975,304
		23,311,642

Biotechnology - 4.2%
AbbVie, Inc.	113,831	10,494,080
Agios Pharmaceuticals, Inc. (1)(2)	4,865	224,325
Alexion Pharmaceuticals, Inc. (2)	22,254	2,166,649
Alkermes plc (1)(2)	18,104	534,249
Alnylam Pharmaceuticals, Inc. (1)(2)	10,212	744,557
Amgen, Inc.	48,094	9,362,459
Amicus Therapeutics, Inc. (1)(2)	15,846	151,805
Array BioPharma, Inc. (1)(2)	21,633	308,270
Biogen, Inc. (2)	17,921	5,392,787
BioMarin Pharmaceutical, Inc. (1)(2)	17,092	1,455,384
Bluebird Bio, Inc. (1)(2)	5,692	564,646
Blueprint Medicines Corp. (2)	4,297	231,651
Celgene Corp. (2)	64,501	4,133,869
Exact Sciences Corp. (1)(2)	12,359	779,853
Exelixis, Inc. (2)	26,147	514,311
FibroGen, Inc. (2)	7,104	328,773
Gilead Sciences, Inc.	106,340	6,651,567
Immunomedics, Inc. (1)(2)	16,522	235,769
Incyte Corp. (2)	16,818	1,069,457
Ionis Pharmaceuticals, Inc. (1)(2)	11,035	596,552
Ligand Pharmaceuticals, Inc. (1)(2)	1,927	261,494
Loxo Oncology, Inc. (1)(2)	3,245	454,527
Neurocrine Biosciences, Inc. (2)	8,772	626,409
Regeneron Pharmaceuticals, Inc. (2)	6,648	2,483,028
Sage Therapeutics, Inc. (1)(2)	3,905	374,060
Sarepta Therapeutics, Inc. (1)(2)	6,397	698,105
Seattle Genetics, Inc. (1)(2)	9,077	514,303
Ultragenyx Pharmaceutical, Inc. (1)(2)	3,341	145,267
United Therapeutics Corp. (2)	3,971	432,442
Vertex Pharmaceuticals, Inc. (2)	23,489	3,892,362
		55,823,010

Building Products - 0.6%
Allegion plc	14,715	1,172,933
Armstrong World Industries, Inc.	4,063	236,507
Fortune Brands Home & Security, Inc.	9,330	354,447
Johnson Controls International plc	114,819	3,404,383

Masco Corp.	21,119	617,519
Owens Corning	20,165	886,857
Trex Co., Inc. (2)	6,435	381,981
USG Corp.	15,204	648,603
		7,703,230

Capital Markets - 4.2%
Affiliated Managers Group, Inc.	5,309	517,309
Ameriprise Financial, Inc.	13,423	1,400,959
Ares Capital Corp. (1)	39,687	618,323
Bank of New York Mellon Corp. (The)	82,070	3,863,035
BlackRock, Inc.	10,115	3,973,374
Cboe Global Markets, Inc.	8,951	875,676
Charles Schwab Corp. (The)	105,266	4,371,697
CME Group, Inc.	28,742	5,406,945
E*Trade Financial Corp.	24,031	1,054,480
Evercore, Inc., Class A	4,026	288,101
FactSet Research Systems, Inc. (1)	3,189	638,215
Franklin Resources, Inc.	25,559	758,080
Goldman Sachs Group, Inc. (The)	30,576	5,107,721
Houlihan Lokey, Inc.	3,696	136,013
Interactive Brokers Group, Inc., Class A	5,841	319,211
Intercontinental Exchange, Inc.	48,036	3,618,552
Invesco Ltd.	35,225	589,666
Legg Mason, Inc.	5,350	136,479
LPL Financial Holdings, Inc.	7,905	482,837
MarketAxess Holdings, Inc.	2,910	614,912
Moelis & Co., Class A	2,940	101,077
Moody's Corp.	14,740	2,064,190
Morgan Stanley	115,517	4,580,249
Morningstar, Inc.	1,011	111,048
MSCI, Inc.	7,441	1,097,027
Nasdaq, Inc.	10,289	839,274
Northern Trust Corp.	20,392	1,704,567
Raymond James Financial, Inc.	10,128	753,624
S&P Global, Inc.	21,900	3,721,686
SEI Investments Co.	12,840	593,208
State Street Corp.	35,105	2,214,072
Stifel Financial Corp.	6,656	275,692
T. Rowe Price Group, Inc.	20,179	1,862,925
TD Ameritrade Holding Corp.	26,111	1,278,395
Virtu Financial, Inc., Class A (1)	4,078	105,049
		56,073,668

Chemicals - 1.6%
Air Products & Chemicals, Inc.	25,451	4,073,433
Axalta Coating Systems Ltd. (2)	32,840	769,113
Eastman Chemical Co.	21,066	1,540,135
Ecolab, Inc.	21,670	3,193,075
International Flavors & Fragrances, Inc.	16,372	2,198,268

Mosaic Co. (The)	56,788	1,658,777
PPG Industries, Inc.	34,301	3,506,591
Sherwin-Williams Co. (The)	10,549	4,150,610
		21,090,002

Commercial Services & Supplies - 0.8%
Cintas Corp.	7,597	1,276,220
Copart, Inc. (2)	15,021	717,704
Deluxe Corp.	3,061	117,665
KAR Auction Services, Inc.	11,682	557,465
MSA Safety, Inc.	5,497	518,202
Republic Services, Inc.	35,747	2,577,001
UniFirst Corp.	1,332	190,569
Waste Management, Inc.	47,380	4,216,346
		10,171,172

Communications Equipment - 1.4%
Arista Networks, Inc. (2)	3,912	824,258
ARRIS International plc (2)	12,354	377,662
Ciena Corp. (2)	9,677	328,147
Cisco Systems, Inc.	298,882	12,950,557
CommScope Holding Co., Inc. (2)	15,668	256,798
EchoStar Corp., Class A (2)	4,037	148,239
F5 Networks, Inc. (2)	4,804	778,392
Juniper Networks, Inc.	26,734	719,412
Lumentum Holdings, Inc. (1)(2)	3,891	163,461
Motorola Solutions, Inc.	12,293	1,414,187
ViaSat, Inc. (1)(2)	2,860	168,597
		18,129,710

Construction & Engineering - 0.1%
EMCOR Group, Inc.	11,381	679,332
Quanta Services, Inc.	27,398	824,680
Valmont Industries, Inc.	2,872	318,648
		1,822,660

Consumer Finance - 1.1%
Ally Financial, Inc.	38,176	865,068
American Express Co.	58,354	5,562,303
Capital One Financial Corp.	43,100	3,257,929
Credit Acceptance Corp. (2)	935	356,946
Discover Financial Services	31,829	1,877,274
FirstCash, Inc.	2,896	209,526
Green Dot Corp., Class A (2)	3,711	295,099
OneMain Holdings, Inc. (2)	7,356	178,677
SLM Corp. (2)	36,212	300,922
Synchrony Financial	58,916	1,382,169
		14,285,913

Containers & Packaging - 0.7%

AptarGroup, Inc.	8,582	807,309
Ardagh Group S.A.	8,520	94,402
Avery Dennison Corp.	12,637	1,135,182
Ball Corp.	48,809	2,244,238
Berry Global Group, Inc. (2)	20,247	962,340
Crown Holdings, Inc. (1)(2)	21,320	886,272
Sealed Air Corp. (1)	25,985	905,317
Sonoco Products Co.	13,235	703,175
WestRock Co.	38,533	1,455,006
		9,193,241

Distributors - 0.2%
Genuine Parts Co.	10,357	994,479
LKQ Corp. (2)	25,988	616,695
Pool Corp.	3,778	561,600
		2,172,774

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (2)	4,662	519,580
Chegg, Inc. (1)(2)	9,213	261,833
frontdoor, Inc. (2)	4,646	123,630
Graham Holdings Co., Class B	360	230,609
Grand Canyon Education, Inc. (2)	4,376	420,709
H&R Block, Inc.	16,968	430,478
Service Corp. International	13,074	526,359
ServiceMaster Global Holdings, Inc. (2)	13,927	511,678
Weight Watchers International, Inc. (2)	3,662	141,170
		3,166,046

Diversified Financial Services - 0.0% (3)
Voya Financial, Inc.	14,284	573,360

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	472,662	13,489,773
CenturyLink, Inc.	85,066	1,288,750
Verizon Communications, Inc.	271,872	15,284,644
Zayo Group Holdings, Inc. (2)	18,603	424,893
		30,488,060

Electric Utilities - 0.7%
Alliant Energy Corp.	40,484	1,710,449
Avangrid, Inc.	10,097	505,759
Eversource Energy	44,801	2,913,857
Portland General Electric Co.	15,770	723,054
Xcel Energy, Inc.	67,141	3,308,037
		9,161,156

Electrical Equipment - 1.2%
Acuity Brands, Inc.	6,339	728,668
AMETEK, Inc.	34,107	2,309,044

Eaton Corp. plc	55,335	3,799,301
Emerson Electric Co.	72,153	4,311,142
EnerSys	2,135	165,697
Hubbell, Inc.	9,501	943,829
nVent Electric plc	25,024	562,039
Regal-Beloit Corp.	5,613	393,191
Rockwell Automation, Inc.	19,175	2,885,454
		16,098,365

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (2)	6,901	475,824
Avnet, Inc.	7,362	265,768
CDW Corp.	11,313	916,919
Coherent, Inc. (2)	1,685	178,121
Corning, Inc.	53,299	1,610,163
Dolby Laboratories, Inc., Class A	4,229	261,521
FLIR Systems, Inc.	8,933	388,943
IPG Photonics Corp. (1)(2)	3,804	430,955
Jabil, Inc.	8,312	206,054
Keysight Technologies, Inc. (2)	28,425	1,764,624
National Instruments Corp.	18,392	834,629
SYNNEX Corp.	3,656	295,551
Tech Data Corp. (2)	2,537	207,552
Trimble, Inc. (2)	35,370	1,164,027
Zebra Technologies Corp., Class A (2)	3,474	553,165
		9,553,816

Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co.	87,443	1,880,024
National Oilwell Varco, Inc.	74,851	1,923,671
Weatherford International plc (1)(2)	195,556	109,316
		3,913,011

Entertainment - 1.4%
Activision Blizzard, Inc.	53,949	2,512,405
Cinemark Holdings, Inc.	6,705	240,039
Electronic Arts, Inc. (2)	21,414	1,689,779
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	3,959	117,661
Lions Gate Entertainment Corp., Class A (1)	4,241	68,280
Live Nation Entertainment, Inc. (2)	9,223	454,233
Madison Square Garden Co. (The), Class A (2)	1,503	402,353
Take-Two Interactive Software, Inc. (2)	7,771	799,947
Viacom, Inc., Class B	30,925	794,773
Walt Disney Co. (The)	101,739	11,155,681
World Wrestling Entertainment, Inc., Class A	4,389	327,946
Zynga, Inc., Class A (2)	67,168	263,970
		18,827,067

Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	3,463	443,749

Costco Wholesale Corp.	35,129	7,156,129
Kroger Co. (The)	79,501	2,186,277
Performance Food Group Co. (2)	13,397	432,321
Sysco Corp.	54,844	3,436,525
US Foods Holding Corp. (2)	23,517	744,078
Walgreens Boots Alliance, Inc.	71,185	4,864,071
		19,263,150

Food Products - 1.8%
Bunge Ltd.	15,532	830,030
Campbell Soup Co. (1)	15,187	501,019
Conagra Brands, Inc.	52,137	1,113,646
Flowers Foods, Inc. (1)	21,301	393,430
General Mills, Inc.	67,690	2,635,849
Hershey Co. (The)	14,882	1,595,053
Hormel Foods Corp. (1)	27,973	1,193,888
Ingredion, Inc.	7,283	665,666
J. M. Smucker Co. (The)	10,345	967,154
Kellogg Co.	29,085	1,658,136
Kraft Heinz Co. (The)	67,828	2,919,317
Lamb Weston Holdings, Inc.	15,798	1,162,101
Lancaster Colony Corp.	2,069	365,923
McCormick & Co., Inc.	12,923	1,799,399
Mondelez International, Inc., Class A	128,411	5,140,292
Post Holdings, Inc. (2)	6,472	576,849
		23,517,752

Gas Utilities - 0.4%
Atmos Energy Corp.	17,956	1,664,880
New Jersey Resources Corp.	13,517	617,321
ONE Gas, Inc.	7,864	625,975
Southwest Gas Holdings, Inc.	8,160	624,240
Spire, Inc.	8,720	645,978
UGI Corp.	27,509	1,467,605
		5,645,999

Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	128,081	9,264,099
ABIOMED, Inc. (2)	3,951	1,284,233
Align Technology, Inc. (2)	6,387	1,337,629
Becton Dickinson and Co.	24,316	5,478,881
Boston Scientific Corp. (2)	128,124	4,527,902
Cantel Medical Corp.	5,483	408,209
Cooper Cos., Inc. (The)	5,165	1,314,493
Danaher Corp.	57,596	5,939,300
DENTSPLY SIRONA, Inc.	21,793	810,918
DexCom, Inc. (2)	8,195	981,761
Edwards Lifesciences Corp. (2)	18,400	2,818,328
Globus Medical, Inc., Class A (2)	7,568	327,543
Haemonetics Corp. (2)	4,341	434,317

Hill-Rom Holdings, Inc.	6,398	566,543
Hologic, Inc. (2)	24,510	1,007,361
ICU Medical, Inc. (2)	1,563	358,912
IDEXX Laboratories, Inc. (2)	7,722	1,436,446
Inogen, Inc. (2)	1,393	172,969
Insulet Corp. (1)(2)	4,717	374,152
Masimo Corp. (2)	4,220	453,101
Neogen Corp. (2)	3,894	221,958
Penumbra, Inc. (1)(2)	2,481	303,178
ResMed, Inc.	13,167	1,499,326
Teleflex, Inc.	4,218	1,090,269
Varian Medical Systems, Inc. (2)	9,174	1,039,506
West Pharmaceutical Services, Inc.	6,761	662,781
		44,114,115

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (2)	9,288	238,795
AmerisourceBergen Corp.	14,568	1,083,859
Anthem, Inc.	22,424	5,889,215
Cardinal Health, Inc.	28,658	1,278,147
Centene Corp. (2)	19,930	2,297,929
Chemed Corp.	1,440	407,923
CVS Health Corp.	106,360	6,968,707
DaVita, Inc. (2)	10,425	536,471
Encompass Health Corp.	8,806	543,330
HCA Healthcare, Inc.	27,344	3,402,961
HealthEquity, Inc. (2)	8,748	521,818
Henry Schein, Inc. (2)	15,409	1,209,915
Humana, Inc.	13,370	3,830,238
Laboratory Corp. of America Holdings (2)	9,706	1,226,450
Mednax, Inc. (2)	6,459	213,147
Molina Healthcare, Inc. (2)	5,546	644,556
Premier, Inc., Class A (2)	4,844	180,923
Quest Diagnostics, Inc.	13,507	1,124,728
WellCare Health Plans, Inc. (2)	4,679	1,104,665
		32,703,777

Health Care Technology - 0.2%
athenahealth, Inc. (2)	2,462	324,812
Cerner Corp. (2)	23,398	1,226,991
Medidata Solutions, Inc. (1)(2)	4,184	282,085
Teladoc Health, Inc. (1)(2)	7,556	374,551
Veeva Systems, Inc., Class A (2)	9,012	804,952
		3,013,391

Hotels, Restaurants & Leisure - 1.9%
Aramark	26,325	762,635
Chipotle Mexican Grill, Inc. (2)	2,854	1,232,329
Choice Hotels International, Inc.	1,815	129,918
Cracker Barrel Old Country Store, Inc. (1)	2,829	452,244

Darden Restaurants, Inc.	12,856	1,283,800
Domino's Pizza, Inc.	4,398	1,090,660
Dunkin' Brands Group, Inc.	9,191	589,327
Hilton Grand Vacations, Inc. (2)	7,389	194,996
Hilton Worldwide Holdings, Inc.	23,901	1,716,092
Hyatt Hotels Corp., Class A	3,935	266,006
Marriott International, Inc., Class A	24,003	2,605,766
Marriott Vacations Worldwide Corp.	2,636	185,864
Planet Fitness, Inc., Class A (2)	6,078	325,902
Royal Caribbean Cruises Ltd.	16,379	1,601,702
Six Flags Entertainment Corp. (1)	4,826	268,470
Starbucks Corp.	96,684	6,226,449
Texas Roadhouse, Inc.	7,578	452,407
Vail Resorts, Inc.	4,551	959,442
Wendy's Co. (The)	23,907	373,188
Wyndham Destinations, Inc.	9,867	353,633
Wyndham Hotels & Resorts, Inc.	8,011	363,459
Yum China Holdings, Inc.	35,645	1,195,177
Yum! Brands, Inc.	32,480	2,985,562
		25,615,028

Household Durables - 0.4%
Leggett & Platt, Inc. (1)	10,819	387,753
Lennar Corp., Class A	52,099	2,039,676
Mohawk Industries, Inc. (2)	4,997	584,449
Newell Brands, Inc. (1)	38,855	722,315
Toll Brothers, Inc.	24,681	812,745
Whirlpool Corp.	4,276	456,976
		5,003,914

Household Products - 1.7%
Church & Dwight Co., Inc.	18,816	1,237,340
Clorox Co. (The)	8,849	1,363,985
Colgate-Palmolive Co.	59,481	3,540,309
Kimberly-Clark Corp.	23,784	2,709,949
Procter & Gamble Co. (The)	153,148	14,077,364
		22,928,947

Independent Power and Renewable Electricity Producers - 0.0% (3)
Clearway Energy, Inc., Class A	19,409	328,400

Industrial Conglomerates - 1.0%
3M Co.	44,113	8,405,291
Carlisle Cos., Inc.	10,752	1,080,791
Roper Technologies, Inc.	13,588	3,621,474
		13,107,556

Insurance - 3.2%
Aflac, Inc.	60,345	2,749,318
Alleghany Corp.	1,195	744,867

Allstate Corp. (The)	32,307	2,669,527
American Equity Investment Life Holding Co.	5,051	141,125
American Financial Group, Inc.	5,661	512,490
American International Group, Inc.	82,953	3,269,178
American National Insurance Co.	964	122,659
Arch Capital Group Ltd. (2)	34,493	921,653
Arthur J. Gallagher & Co.	14,675	1,081,548
Assurant, Inc.	4,467	399,528
Assured Guaranty Ltd.	8,004	306,393
Athene Holding Ltd., Class A (2)	13,907	553,916
Axis Capital Holdings Ltd.	7,432	383,788
Brighthouse Financial, Inc. (2)	10,755	327,812
Brown & Brown, Inc.	15,962	439,913
Cincinnati Financial Corp.	12,706	983,699
CNO Financial Group, Inc.	9,886	147,104
Enstar Group Ltd.	907	151,986
Erie Indemnity Co., Class A	2,468	329,009
Everest Re Group Ltd.	3,328	724,705
Fidelity National Financial, Inc.	20,115	632,416
First American Financial Corp.	9,087	405,644
Hanover Insurance Group, Inc. (The)	2,959	345,522
Hartford Financial Services Group, Inc. (The)	31,462	1,398,486
Kemper Corp.	4,170	276,805
Lincoln National Corp.	17,783	912,446
Marsh & McLennan Cos., Inc.	42,919	3,422,790
MetLife, Inc.	79,193	3,251,665
Old Republic International Corp.	26,611	547,388
Primerica, Inc.	4,092	399,829
Principal Financial Group, Inc.	28,305	1,250,232
Progressive Corp. (The)	48,516	2,926,970
Prudential Financial, Inc.	38,897	3,172,050
Reinsurance Group of America, Inc.	5,007	702,132
RenaissanceRe Holdings Ltd.	2,715	362,996
Selective Insurance Group, Inc.	4,278	260,701
Torchmark Corp.	9,501	708,110
Travelers Cos., Inc. (The)	23,800	2,850,050
Unum Group	18,730	550,287
White Mountains Insurance Group Ltd.	279	239,296
Willis Towers Watson plc	10,821	1,643,277
		43,219,310

Interactive Media & Services - 3.3%
Alphabet, Inc., Class A (2)	38,622	40,358,445
ANGI Homeservices, Inc., Class A (2)	6,135	98,590
IAC/InterActiveCorp (2)	5,251	961,143
Match Group, Inc. (1)	2,473	105,770
TripAdvisor, Inc. (2)	7,427	400,612
Twitter, Inc. (2)	44,902	1,290,484
Yelp, Inc. (2)	5,776	202,102
		43,417,146

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (2)	24,904	37,405,061
Booking Holdings, Inc. (2)	3,339	5,751,160
eBay, Inc. (2)	68,581	1,925,069
Etsy, Inc. (2)	7,636	363,245
Expedia Group, Inc.	8,602	969,015
GrubHub, Inc. (1)(2)	6,447	495,194
Qurate Retail, Inc. (2)	30,247	590,422
Shutterfly, Inc. (1)(2)	2,513	101,173
Wayfair, Inc., Class A (1)(2)	3,341	300,957
		47,901,296

IT Services - 6.1%
Accenture plc, Class A	46,743	6,591,230
Akamai Technologies, Inc. (2)	11,175	682,569
Alliance Data Systems Corp.	4,657	698,923
Amdocs Ltd.	11,580	678,356
Automatic Data Processing, Inc.	32,098	4,208,690
Black Knight, Inc. (2)	12,081	544,370
Booz Allen Hamilton Holding Corp.	10,840	488,559
Broadridge Financial Solutions, Inc.	7,699	741,029
Cognizant Technology Solutions Corp., Class A	41,934	2,661,970
Conduent, Inc. (2)	17,233	183,187
CoreLogic, Inc. (2)	8,647	288,983
DXC Technology Co.	19,820	1,053,829
EPAM Systems, Inc. (2)	3,272	379,585
Fidelity National Information Services, Inc.	26,453	2,712,755
First Data Corp., Class A (2)	45,018	761,254
Fiserv, Inc. (2)	33,164	2,437,222
Gartner, Inc. (1)(2)	7,792	996,129
Genpact Ltd.	11,866	320,263
GoDaddy, Inc., Class A (2)	12,524	821,825
International Business Machines Corp.	64,820	7,368,089
Jack Henry & Associates, Inc.	6,808	861,348
MasterCard, Inc., Class A	61,186	11,542,739
MAXIMUS, Inc.	4,457	290,106
Okta, Inc. (2)	5,291	337,566
Paychex, Inc.	23,219	1,512,718
PayPal Holdings, Inc. (2)	85,081	7,154,461
Sabre Corp.	18,662	403,846
Science Applications International Corp.	2,944	187,533
Square, Inc., Class A (2)	27,497	1,542,307
Total System Services, Inc.	14,938	1,214,310
Twilio, Inc., Class A (2)	5,392	481,506
VeriSign, Inc. (2)	7,383	1,094,825
Visa, Inc., Class A	138,081	18,218,407
WEX, Inc. (2)	3,143	440,209
Worldplay, Inc., Class A (2)	26,321	2,011,714
		81,912,412

Leisure Products - 0.1%
Brunswick Corp.	10,100	469,145
Hasbro, Inc. (1)	9,069	736,856
Mattel, Inc. (1)(2)	27,163	271,358
Polaris Industries, Inc. (1)	5,385	412,922
		1,890,281

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	27,782	1,874,174
Bio-Rad Laboratories, Inc., Class A (2)	1,783	414,048
Bio-Techne Corp.	3,329	481,773
Bruker Corp.	8,874	264,179
Charles River Laboratories International, Inc. (2)	3,582	405,411
ICON plc (2)	5,268	680,678
Illumina, Inc. (2)	13,334	3,999,267
IQVIA Holdings, Inc. (2)	15,419	1,791,225
Mettler-Toledo International, Inc. (2)	2,318	1,311,014
PerkinElmer, Inc. (1)	10,811	849,204
PRA Health Sciences, Inc. (2)	5,992	551,024
Syneos Health, Inc. (2)	4,690	184,552
Thermo Fisher Scientific, Inc.	32,007	7,162,847
Waters Corp. (2)	6,828	1,288,102
		21,257,498

Machinery - 3.6%
AGCO Corp.	8,996	500,807
Allison Transmission Holdings, Inc.	19,802	869,506
Barnes Group, Inc.	6,727	360,702
CNH Industrial NV (1)	143,478	1,321,432
Colfax Corp. (2)	11,152	233,077
Crane Co.	6,706	484,039
Cummins, Inc.	25,386	3,392,585
Deere & Co.	32,549	4,855,334
Donaldson Co., Inc.	23,763	1,031,077
Dover Corp.	21,279	1,509,745
Flowserve Corp.	23,884	908,070
Fortive Corp. (1)	46,962	3,177,449
Gardner Denver Holdings, Inc. (2)	24,476	500,534
Graco, Inc.	23,649	989,711
IDEX Corp.	11,858	1,497,191
Illinois Tool Works, Inc.	32,777	4,152,518
Ingersoll-Rand plc	35,394	3,228,995
ITT, Inc.	13,442	648,845
Lincoln Electric Holdings, Inc.	8,936	704,604
Middleby Corp. (The) (1)(2)	7,730	794,103
Navistar International Corp. (2)	6,180	160,371
Nordson Corp.	7,716	920,905
Oshkosh Corp.	9,434	578,398
PACCAR, Inc.	54,891	3,136,472

Parker-Hannifin Corp.	21,704	3,236,935
Pentair plc	26,690	1,008,348
Proto Labs, Inc. (2)	3,126	352,581
Snap-on, Inc.	4,456	647,412
Stanley Black & Decker, Inc.	13,024	1,559,494
Timken Co. (The)	9,136	340,955
Toro Co. (The)	16,346	913,414
WABCO Holdings, Inc. (2)	7,879	845,732
Wabtec Corp. (1)	14,393	1,011,108
Woodward, Inc.	9,406	698,772
Xylem, Inc.	28,946	1,931,277
		48,502,498

Media - 1.4%
Altice USA, Inc., Class A (1)	26,506	437,879
AMC Networks, Inc., Class A (1)(2)	4,417	242,405
Cable One, Inc.	241	197,644
CBS Corp., Class B	30,690	1,341,767
Comcast Corp., Class A	320,178	10,902,061
Discovery, Inc., Class A (1)(2)	41,012	1,014,637
DISH Network Corp., Class A (2)	13,389	334,323
GCI Liberty, Inc., Class A (1)(2)	9,494	390,773
Interpublic Group of Cos., Inc. (The)	35,841	739,400
John Wiley & Sons, Inc., Class A	5,962	280,035
Liberty Broadband Corp., Class A (2)	12,412	891,306
New York Times Co. (The), Class A (1)	11,362	253,259
Omnicom Group, Inc. (1)	18,974	1,389,656
Sirius XM Holdings, Inc. (1)	90,796	518,445
Tribune Media Co., Class A	6,655	302,004
		19,235,594

Metals & Mining - 0.4%
Nucor Corp.	55,060	2,852,659
Reliance Steel & Aluminum Co.	11,644	828,703
Steel Dynamics, Inc.	37,518	1,127,041
		4,808,403

Multi-Utilities - 0.9%
Avista Corp. (1)	13,445	571,144
CenterPoint Energy, Inc.	79,483	2,243,805
CMS Energy Corp.	43,936	2,181,422
Consolidated Edison, Inc.	41,044	3,138,224
Sempra Energy	31,441	3,401,602
		11,536,197

Multiline Retail - 0.5%
Dollar General Corp.	19,399	2,096,644
Kohl's Corp.	11,827	784,603
Macy's, Inc.	27,589	821,600
Nordstrom, Inc. (1)	6,938	323,380

Ollie's Bargain Outlet Holdings, Inc. (2)	4,020	267,370
Target Corp.	40,250	2,660,123
		6,953,720

Personal Products - 0.2%
Coty, Inc., Class A (1)	46,310	303,794
Estee Lauder Cos., Inc. (The), Class A	16,883	2,196,478
		2,500,272

Pharmaceuticals - 4.2%
Allergan plc	31,539	4,215,503
Amneal Pharmaceuticals, Inc. (1)(2)	17,851	241,524
Bristol-Myers Squibb Co.	131,512	6,835,994
Catalent, Inc. (2)	11,818	368,485
Eli Lilly & Co.	72,485	8,387,964
Jazz Pharmaceuticals plc (2)	5,771	715,373
Merck & Co., Inc.	173,047	13,222,521
Nektar Therapeutics (2)	15,765	518,196
Perrigo Co. plc	14,062	544,903
Pfizer, Inc.	376,459	16,432,435
Zoetis, Inc.	45,300	3,874,962
		55,357,860

Professional Services - 0.6%
ASGN, Inc. (2)	4,014	218,763
CoStar Group, Inc. (2)	3,087	1,041,368
Dun & Bradstreet Corp. (The)	2,641	376,976
IHS Markit Ltd. (2)	31,947	1,532,498
Insperity, Inc.	2,636	246,097
Manpowergroup, Inc.	7,410	480,168
Nielsen Holdings plc	26,967	629,140
Robert Half International, Inc.	11,749	672,043
TransUnion	16,662	946,402
TriNet Group, Inc. (2)	3,026	126,941
Verisk Analytics, Inc. (2)	14,404	1,570,612
		7,841,008

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A (2)	59,782	2,393,672
Jones Lang LaSalle, Inc.	8,112	1,026,979
		3,420,651

Road & Rail - 1.2%
AMERCO	829	272,003
Avis Budget Group, Inc. (2)	5,680	127,686
Genesee & Wyoming, Inc., Class A (2)	5,598	414,364
JB Hunt Transport Services, Inc.	8,256	768,138
Kansas City Southern	8,414	803,116
Knight-Swift Transportation Holdings, Inc. (1)	10,185	255,338
Landstar System, Inc.	3,238	309,780

Norfolk Southern Corp.	27,432	4,102,181
Old Dominion Freight Line, Inc.	6,656	821,949
Ryder System, Inc.	4,503	216,820
Schneider National, Inc., Class B	10,141	189,333
Union Pacific Corp.	57,531	7,952,510
		16,233,218

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (1)(2)	70,681	1,304,771
Analog Devices, Inc.	27,118	2,327,538
Applied Materials, Inc.	78,047	2,555,259
Broadcom, Inc.	25,331	6,441,167
Cree, Inc. (1)(2)	8,589	367,394
Cypress Semiconductor Corp.	30,257	384,869
Entegris, Inc.	9,992	278,727
First Solar, Inc. (2)	6,111	259,442
Integrated Device Technology, Inc. (2)	9,065	439,018
Intel Corp.	297,722	13,972,093
KLA-Tencor Corp.	12,869	1,151,647
Lam Research Corp.	12,757	1,737,121
Marvell Technology Group Ltd.	48,842	790,752
Maxim Integrated Products, Inc.	21,737	1,105,326
Microchip Technology, Inc. (1)	17,343	1,247,309
Micron Technology, Inc. (2)	83,934	2,663,226
MKS Instruments, Inc.	3,821	246,875
Monolithic Power Systems, Inc.	2,457	285,626
NVIDIA Corp.	42,148	5,626,758
ON Semiconductor Corp. (2)	34,257	565,583
Qorvo, Inc. (2)	9,177	557,319
Semtech Corp. (2)	5,225	239,671
Silicon Laboratories, Inc. (2)	2,505	197,419
Skyworks Solutions, Inc.	12,384	829,976
Teradyne, Inc.	15,291	479,832
Texas Instruments, Inc.	70,054	6,620,103
Universal Display Corp. (1)	2,820	263,867
Versum Materials, Inc.	16,940	469,577
Xilinx, Inc.	19,154	1,631,346
		55,039,611

Software - 7.4%
2U, Inc. (1)(2)	3,891	193,461
Adobe, Inc. (2)	36,025	8,150,296
ANSYS, Inc. (2)	5,881	840,630
Aspen Technology, Inc. (2)	4,424	363,564
Autodesk, Inc. (2)	16,733	2,152,031
Blackbaud, Inc.	3,029	190,524
Cadence Design Systems, Inc. (2)	22,608	982,996
CDK Global, Inc.	8,165	390,940
Citrix Systems, Inc.	9,513	974,702
Ellie Mae, Inc. (1)(2)	2,293	144,069

Fair Isaac Corp. (2)	1,970	368,390
FireEye, Inc. (1)(2)	16,363	265,244
Fortinet, Inc. (2)	9,717	684,368
Guidewire Software, Inc. (2)	6,002	481,540
HubSpot, Inc. (1)(2)	2,003	251,837
Intuit, Inc.	18,627	3,666,725
j2 Global, Inc.	2,902	201,341
LogMeIn, Inc.	2,885	235,329
Microsoft Corp.	447,129	45,414,893
New Relic, Inc. (2)	2,389	193,437
Nuance Communications, Inc. (2)	22,461	297,159
Nutanix, Inc., Class A (2)	9,437	392,485
Oracle Corp.	189,163	8,540,709
Palo Alto Networks, Inc. (2)	6,065	1,142,343
Paycom Software, Inc. (1)(2)	3,149	385,595
Pegasystems, Inc.	2,109	100,874
Proofpoint, Inc. (2)	4,752	398,265
PTC, Inc. (2)	8,042	666,682
RealPage, Inc. (2)	4,406	212,325
Red Hat, Inc. (2)	12,667	2,224,832
RingCentral, Inc., Class A (2)	5,047	416,075
Salesforce.com, Inc. (2)	52,572	7,200,787
ServiceNow, Inc. (2)	11,981	2,133,217
Splunk, Inc. (2)	10,437	1,094,319
SS&C Technologies Holdings, Inc.	14,240	642,366
Symantec Corp.	42,043	794,403
Synopsys, Inc. (2)	10,898	918,048
Tableau Software, Inc., Class A (2)	5,477	657,240
Teradata Corp. (2)	8,463	324,641
Trade Desk, Inc. (The), Class A (1)(2)	2,399	278,428
Ultimate Software Group, Inc. (The) (2)	2,196	537,735
VMware, Inc., Class A	5,183	710,745
Workday, Inc., Class A (2)	11,274	1,800,232
Zendesk, Inc. (2)	7,316	427,035
		98,442,857

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	5,720	900,671
American Eagle Outfitters, Inc.	11,161	215,742
AutoNation, Inc. (1)(2)	4,233	151,118
AutoZone, Inc. (2)	1,781	1,493,084
Best Buy Co., Inc.	17,758	940,464
Burlington Stores, Inc. (2)	5,229	850,601
CarMax, Inc. (1)(2)	14,265	894,843
Dick's Sporting Goods, Inc. (1)	7,814	243,797
Five Below, Inc. (2)	3,280	335,610
Floor & Decor Holdings, Inc., Class A (1)(2)	2,837	73,478
Foot Locker, Inc.	8,122	432,090
Gap, Inc. (The)	16,734	431,068
Home Depot, Inc. (The)	75,943	13,048,526

L Brands, Inc. (1)	13,226	339,511
Lowe's Cos., Inc.	59,066	5,455,336
Michaels Cos., Inc. (The) (1)(2)	7,184	97,271
O'Reilly Automotive, Inc. (2)	5,800	1,997,114
Penske Automotive Group, Inc. (1)	1,934	77,979
Ross Stores, Inc.	29,803	2,479,610
Tiffany & Co.	10,222	822,973
TJX Cos., Inc. (The)	97,482	4,361,345
Tractor Supply Co.	8,922	744,452
Ulta Beauty, Inc. (2)	5,438	1,331,440
Urban Outfitters, Inc. (2)	5,951	197,573
Williams-Sonoma, Inc. (1)	4,880	246,196
		38,161,892

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	289,073	45,598,375
Hewlett Packard Enterprise Co.	110,912	1,465,147
HP, Inc.	111,894	2,289,351
NCR Corp. (1)(2)	10,633	245,410
NetApp, Inc.	19,163	1,143,456
Pure Storage, Inc., Class A (2)	11,357	182,621
Seagate Technology plc	23,612	911,187
Western Digital Corp.	24,806	917,078
Xerox Corp.	15,618	308,612
		53,061,237

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	3,011	245,758
Columbia Sportswear Co.	2,163	181,887
Deckers Outdoor Corp. (2)	2,041	261,146
Hanesbrands, Inc. (1)	40,561	508,229
lululemon Athletica, Inc. (2)	7,705	937,005
Michael Kors Holdings Ltd. (2)	15,324	581,086
NIKE, Inc., Class B	93,783	6,953,072
PVH Corp.	5,659	526,004
Ralph Lauren Corp.	4,242	438,877
Skechers U.S.A., Inc., Class A (2)	11,724	268,362
Tapestry, Inc.	22,694	765,923
Under Armour, Inc., Class A (1)(2)	30,578	540,313
VF Corp.	24,507	1,748,329
Wolverine World Wide, Inc.	6,941	221,349
		14,177,340

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (2)	5,885	201,149
LendingTree, Inc. (1)(2)	457	100,344
MGIC Investment Corp. (2)	26,265	274,732
New York Community Bancorp, Inc. (1)	33,259	312,967
Radian Group, Inc.	17,030	278,611
TFS Financial Corp.	9,601	154,864

		1,322,667

Trading Companies & Distributors - 0.5%
Air Lease Corp.	11,709	353,729
Fastenal Co. (1)	22,526	1,177,884
HD Supply Holdings, Inc. (2)	29,300	1,099,336
MSC Industrial Direct Co., Inc., Class A	6,109	469,904
United Rentals, Inc. (2)	12,889	1,321,509
Univar, Inc. (2)	14,478	256,840
W.W. Grainger, Inc.	7,105	2,006,168
		6,685,370

Transportation Infrastructure - 0.0% (3)
Macquarie Infrastructure Corp.	6,335	231,608

Water Utilities - 0.3%
American Water Works Co., Inc.	29,637	2,690,151
Aqua America, Inc. (1)	30,122	1,029,871
		3,720,022

Wireless Telecommunication Services - 0.1%
Sprint Corp. (2)	32,148	187,101
T-Mobile US, Inc. (2)	21,988	1,398,657
		1,585,758

Total Common Stocks (Cost $1,169,463,158)		1,321,234,162

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	1,743,330	1,743,330

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,743,330)		1,743,330

TOTAL INVESTMENTS (Cost $1,171,206,488) - 99.3%		1,322,977,492
Other assets and liabilities, net - 0.7%		8,776,782
NET ASSETS - 100.0%		1,331,754,274

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $44,074,779 and the total market value of the collateral received by the Fund was $44,612,011, including cash of $1,743,330 and U.S. Government and/or agency securities of $42,868,681.

(2) Non-income producing security.
(3) Amount is less than 0.05%.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$1,321,234,162	(1)	$—	$—	$1,321,234,162
Short Term Investment of Cash Collateral for Securities Loaned	1,743,330		—	—	1,743,330
Total Investments	$1,322,977,492		$—	$—	$1,322,977,492

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.4%
Harris Corp.	896	120,646
HEICO Corp.	1,126	87,243
Hexcel Corp.	885	50,746
		258,635

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	413	34,729
Expeditors International of Washington, Inc.	1,263	85,998
United Parcel Service, Inc., Class B	3,382	329,846
		450,573

Airlines - 0.0% (1)
Southwest Airlines Co.	508	23,612

Auto Components - 0.2%
Adient plc	151	2,274
Aptiv plc	1,102	67,850
Autoliv, Inc.	391	27,460
BorgWarner, Inc.	573	19,906
Gentex Corp.	1,918	38,763
Veoneer, Inc. (2)(3)	217	5,115
Visteon Corp. (3)	57	3,436
		164,804

Automobiles - 0.4%
Tesla, Inc. (3)	851	283,213
Thor Industries, Inc.	296	15,392
		298,605

Banks - 1.0%
Bank of Hawaii Corp. (2)	117	7,876
Bank OZK	271	6,187
BOK Financial Corp.	69	5,060
Cathay General Bancorp	163	5,465
Chemical Financial Corp.	121	4,430
Citigroup, Inc.	6,479	337,297
Comerica, Inc.	376	25,828
Commerce Bancshares, Inc.	213	12,007
Cullen/Frost Bankers, Inc.	61	5,364
East West Bancorp, Inc.	295	12,841
First Citizens BancShares, Inc., Class A	18	6,787
First Financial Bankshares, Inc. (2)	118	6,807
First Horizon National Corp. (2)	376	4,948

First Republic Bank	582	50,576
Glacier Bancorp, Inc.	156	6,181
Home BancShares, Inc. (2)	294	4,804
Investors Bancorp, Inc.	540	5,616
M&T Bank Corp.	39	5,582
Pinnacle Financial Partners, Inc.	168	7,745
Popular, Inc.	136	6,422
Signature Bank	232	23,852
South State Corp.	82	4,916
Sterling Bancorp	451	7,446
SVB Financial Group (3)	412	78,247
Synovus Financial Corp.	259	8,285
Texas Capital Bancshares, Inc. (3)	191	9,758
Webster Financial Corp.	102	5,028
Western Alliance Bancorp (3)	513	20,258
Wintrust Financial Corp.	77	5,120
Zions BanCorp NA	128	5,215
		695,948

Beverages - 2.2%
Coca-Cola Co. (The)	20,615	976,120
Keurig Dr Pepper, Inc. (2)	1,324	33,947
PepsiCo, Inc.	4,080	450,759
		1,460,826

Biotechnology - 6.0%
AbbVie, Inc.	9,006	830,263
Alexion Pharmaceuticals, Inc. (3)	1,966	191,410
Alkermes plc (2)(3)	1,053	31,074
Amgen, Inc.	3,788	737,410
Amicus Therapeutics, Inc. (2)(3)	1,308	12,531
Array BioPharma, Inc. (2)(3)	1,936	27,588
Biogen, Inc. (3)	1,324	398,418
BioMarin Pharmaceutical, Inc. (2)(3)	1,425	121,339
Celgene Corp. (3)	5,002	320,578
Exact Sciences Corp. (2)(3)	732	46,189
Exelixis, Inc. (3)	2,323	45,694
Gilead Sciences, Inc.	6,613	413,643
Incyte Corp. (3)	1,374	87,373
Ionis Pharmaceuticals, Inc. (2)(3)	988	53,411
Ligand Pharmaceuticals, Inc. (2)(3)	150	20,355
Neurocrine Biosciences, Inc. (3)	638	45,560
Regeneron Pharmaceuticals, Inc. (3)	600	224,100
Sarepta Therapeutics, Inc. (2)(3)	580	63,295
Seattle Genetics, Inc. (2)(3)	229	12,975
United Therapeutics Corp. (3)	286	31,145
Vertex Pharmaceuticals, Inc. (3)	1,869	309,712
		4,024,063

Building Products - 0.4%

Allegion plc	1,268	101,072
Armstrong World Industries, Inc.	209	12,166
Fortune Brands Home & Security, Inc.	744	28,265
Masco Corp.	1,321	38,626
Owens Corning	901	39,626
Trex Co., Inc. (3)	332	19,707
USG Corp.	1,148	48,974
		288,436

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	10	974
BlackRock, Inc.	123	48,317
Cboe Global Markets, Inc.	648	63,394
Charles Schwab Corp. (The)	7,400	307,322
CME Group, Inc.	363	68,288
E*Trade Financial Corp.	1,685	73,938
Evercore, Inc., Class A	290	20,752
FactSet Research Systems, Inc. (2)	271	54,235
Franklin Resources, Inc.	848	25,152
Houlihan Lokey, Inc.	265	9,752
Interactive Brokers Group, Inc., Class A	435	23,773
Intercontinental Exchange, Inc.	1,297	97,703
LPL Financial Holdings, Inc.	240	14,659
MarketAxess Holdings, Inc.	229	48,390
Moelis & Co., Class A	207	7,117
Moody's Corp.	1,178	164,967
Morningstar, Inc.	90	9,886
MSCI, Inc.	579	85,362
Nasdaq, Inc.	264	21,534
Northern Trust Corp.	365	30,510
Raymond James Financial, Inc.	291	21,653
S&P Global, Inc.	1,768	300,454
SEI Investments Co.	764	35,297
State Street Corp.	26	1,640
Stifel Financial Corp.	221	9,154
T. Rowe Price Group, Inc.	1,429	131,925
TD Ameritrade Holding Corp.	1,821	89,156
		1,765,304

Chemicals - 1.2%
Air Products & Chemicals, Inc.	997	159,570
Axalta Coating Systems Ltd. (3)	3,102	72,649
Ecolab, Inc.	1,184	174,462
International Flavors & Fragrances, Inc.	901	120,977
PPG Industries, Inc.	128	13,086
Sherwin-Williams Co. (The)	691	271,881
		812,625

Commercial Services & Supplies - 0.7%
Cintas Corp.	615	103,314

Copart, Inc. (3)	1,258	60,107
Deluxe Corp.	100	3,844
KAR Auction Services, Inc.	561	26,771
MSA Safety, Inc.	500	47,135
Republic Services, Inc.	467	33,666
UniFirst Corp.	79	11,303
Waste Management, Inc.	1,951	173,619
		459,759

Communications Equipment - 2.1%
Arista Networks, Inc. (3)	359	75,641
ARRIS International plc (3)	562	17,180
Cisco Systems, Inc.	24,514	1,062,192
CommScope Holding Co., Inc. (3)	756	12,391
F5 Networks, Inc. (3)	391	63,354
Juniper Networks, Inc.	1,931	51,963
Lumentum Holdings, Inc. (2)(3)	241	10,124
Motorola Solutions, Inc.	1,018	117,111
ViaSat, Inc. (2)(3)	208	12,262
		1,422,218

Construction & Engineering - 0.0% (1)
EMCOR Group, Inc.	88	5,253
Quanta Services, Inc.	304	9,150
Valmont Industries, Inc.	87	9,653
		24,056

Consumer Finance - 0.5%
American Express Co.	2,703	257,650
Credit Acceptance Corp. (3)	68	25,960
Discover Financial Services	177	10,440
FirstCash, Inc.	183	13,240
Green Dot Corp., Class A (3)	212	16,858
SLM Corp. (3)	1,472	12,232
		336,380

Containers & Packaging - 0.4%
AptarGroup, Inc.	454	42,708
Ardagh Group S.A.	437	4,842
Avery Dennison Corp.	743	66,744
Ball Corp. (2)	1,293	59,452
Berry Global Group, Inc. (3)	908	43,157
Crown Holdings, Inc. (2)(3)	316	13,136
Sealed Air Corp. (2)	1,058	36,861
		266,900

Distributors - 0.1%
LKQ Corp. (3)	956	22,686
Pool Corp.	232	34,487
		57,173

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (3)	424	47,255
frontdoor, Inc. (3)	340	9,047
Grand Canyon Education, Inc. (3)	342	32,880
H&R Block, Inc.	1,126	28,567
Service Corp. International	344	13,849
ServiceMaster Global Holdings, Inc. (3)	754	27,702
Weight Watchers International, Inc. (3)	424	16,345
		175,645

Diversified Financial Services - 0.0% (1)
Voya Financial, Inc.	486	19,508

Diversified Telecommunication Services - 0.0% (1)
Zayo Group Holdings, Inc. (3)	1,367	31,222

Electrical Equipment - 0.9%
Acuity Brands, Inc.	295	33,910
AMETEK, Inc.	2,434	164,782
Emerson Electric Co.	1,731	103,427
EnerSys	164	12,728
Hubbell, Inc.	277	27,517
nVent Electric plc	1,479	33,219
Regal-Beloit Corp.	83	5,814
Rockwell Automation, Inc.	1,306	196,527
		577,924

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	641	51,953
Coherent, Inc. (3)	139	14,694
Corning, Inc.	4,895	147,878
Dolby Laboratories, Inc., Class A	416	25,726
FLIR Systems, Inc.	759	33,047
IPG Photonics Corp. (2)(3)	222	25,150
Jabil, Inc.	238	5,900
Keysight Technologies, Inc. (3)	2,271	140,984
National Instruments Corp.	1,259	57,133
Trimble, Inc. (3)	3,486	114,724
Zebra Technologies Corp., Class A (3)	336	53,501
		670,690

Entertainment - 1.4%
Activision Blizzard, Inc.	4,748	221,114
Electronic Arts, Inc. (3)	1,801	142,117
Liberty Media Corp-Liberty Formula One, Class A (2)(3)	203	6,033
Live Nation Entertainment, Inc. (3)	896	44,128
Madison Square Garden Co. (The), Class A (3)	81	21,684
Take-Two Interactive Software, Inc. (3)	737	75,867
Walt Disney Co. (The)	3,395	372,262

World Wrestling Entertainment, Inc., Class A	256	19,128
Zynga, Inc., Class A (3)	4,090	16,074
		918,407

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	128	26,075
Sysco Corp.	1,391	87,160
		113,235

Food Products - 0.6%
Bunge Ltd.	1,068	57,074
Campbell Soup Co. (2)	374	12,338
Flowers Foods, Inc. (2)	330	6,095
Hershey Co. (The)	643	68,917
Hormel Foods Corp. (2)	1,018	43,448
Ingredion, Inc.	67	6,124
Kellogg Co.	460	26,225
Lamb Weston Holdings, Inc.	1,295	95,260
Lancaster Colony Corp.	143	25,291
McCormick & Co., Inc.	374	52,076
		392,848

Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	10,130	732,703
ABIOMED, Inc. (3)	356	115,714
Align Technology, Inc. (3)	636	133,197
Becton Dickinson and Co.	1,826	411,434
Boston Scientific Corp. (3)	9,662	341,455
Cantel Medical Corp.	497	37,002
Cooper Cos., Inc. (The)	450	114,525
Danaher Corp.	2,524	260,275
DENTSPLY SIRONA, Inc.	51	1,898
DexCom, Inc. (3)	707	84,699
Edwards Lifesciences Corp. (3)	1,608	246,297
Globus Medical, Inc., Class A (3)	664	28,738
Haemonetics Corp. (3)	451	45,122
Hill-Rom Holdings, Inc.	495	43,832
Hologic, Inc. (3)	2,527	103,860
ICU Medical, Inc. (3)	148	33,985
IDEXX Laboratories, Inc. (3)	699	130,028
Inogen, Inc. (3)	117	14,528
Insulet Corp. (2)(3)	507	40,215
Masimo Corp. (3)	454	48,746
Neogen Corp. (3)	357	20,349
Penumbra, Inc. (2)(3)	283	34,583
ResMed, Inc.	1,102	125,485
Teleflex, Inc.	423	109,337
Varian Medical Systems, Inc. (3)	737	83,509
West Pharmaceutical Services, Inc.	590	57,838
		3,399,354

Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (3)	170	4,371
Centene Corp. (3)	381	43,929
Chemed Corp.	135	38,243
DaVita, Inc. (3)	674	34,684
Encompass Health Corp.	620	38,254
HCA Healthcare, Inc.	1,225	152,451
HealthEquity, Inc. (3)	716	42,709
Henry Schein, Inc. (3)	825	64,779
Humana, Inc.	503	144,100
Laboratory Corp. of America Holdings (3)	520	65,707
Molina Healthcare, Inc. (3)	310	36,028
Premier, Inc., Class A (3)	569	21,252
Quest Diagnostics, Inc.	286	23,815
WellCare Health Plans, Inc. (3)	294	69,411
		779,733

Health Care Technology - 0.3%
athenahealth, Inc. (3)	285	37,600
Cerner Corp. (3)	1,744	91,455
Medidata Solutions, Inc. (2)(3)	354	23,867
Veeva Systems, Inc., Class A (3)	732	65,382
		218,304

Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. (3)	244	105,357
Choice Hotels International, Inc.	164	11,739
Darden Restaurants, Inc.	313	31,256
Domino's Pizza, Inc.	404	100,188
Dunkin' Brands Group, Inc.	701	44,948
Hilton Grand Vacations, Inc. (3)	591	15,596
Hilton Worldwide Holdings, Inc.	996	71,513
Hyatt Hotels Corp., Class A	41	2,772
Marriott International, Inc., Class A	1,940	210,606
Marriott Vacations Worldwide Corp.	121	8,532
Planet Fitness, Inc., Class A (3)	600	32,172
Royal Caribbean Cruises Ltd.	123	12,028
Six Flags Entertainment Corp.	435	24,199
Starbucks Corp.	7,439	479,071
Texas Roadhouse, Inc.	568	33,910
Vail Resorts, Inc.	320	67,462
Wendy's Co. (The)	708	11,052
Wyndham Destinations, Inc.	196	7,025
Wyndham Hotels & Resorts, Inc.	660	29,944
Yum China Holdings, Inc.	3,013	101,026
Yum! Brands, Inc.	2,605	239,452
		1,639,848

Household Durables - 0.0% (1)

Leggett & Platt, Inc. (2)	154	5,519
Mohawk Industries, Inc. (3)	161	18,831
Whirlpool Corp.	52	5,557
		29,907

Household Products - 0.7%
Church & Dwight Co., Inc.	1,010	66,418
Clorox Co. (The)	490	75,528
Colgate-Palmolive Co.	4,017	239,092
Kimberly-Clark Corp.	880	100,267
		481,305

Industrial Conglomerates - 1.3%
3M Co.	3,108	592,198
Carlisle Cos., Inc.	489	49,154
Roper Technologies, Inc.	855	227,875
		869,227

Insurance - 1.0%
Alleghany Corp.	46	28,673
American International Group, Inc.	2,361	93,047
Arch Capital Group Ltd. (3)	483	12,906
Arthur J. Gallagher & Co.	75	5,528
Axis Capital Holdings Ltd.	391	20,191
Brown & Brown, Inc.	661	18,217
Erie Indemnity Co., Class A	52	6,932
Hartford Financial Services Group, Inc. (The)	1,823	81,032
Kemper Corp.	125	8,297
Marsh & McLennan Cos., Inc.	2,188	174,493
Primerica, Inc.	125	12,214
Progressive Corp. (The)	1,636	98,700
RenaissanceRe Holdings Ltd.	250	33,425
Selective Insurance Group, Inc.	112	6,825
Willis Towers Watson plc	430	65,300
		665,780

Interactive Media & Services - 5.5%
Alphabet, Inc., Class A (3)	3,315	3,464,043
IAC/InterActiveCorp (3)	429	78,524
Match Group, Inc. (2)	234	10,008
TripAdvisor, Inc. (3)	656	35,385
Twitter, Inc. (3)	3,807	109,413
Yelp, Inc. (3)	484	16,935
		3,714,308

Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (3)	2,130	3,199,196
Booking Holdings, Inc. (3)	283	487,445
eBay, Inc. (3)	5,060	142,034
Etsy, Inc. (3)	730	34,726

Expedia Group, Inc.	747	84,150
GrubHub, Inc. (2)(3)	593	45,548
Shutterfly, Inc. (2)(3)	178	7,166
Wayfair, Inc., Class A (2)(3)	314	28,285
		4,028,550

IT Services - 8.3%
Accenture plc, Class A	3,817	538,235
Akamai Technologies, Inc. (3)	988	60,347
Alliance Data Systems Corp.	160	24,013
Amdocs Ltd.	527	30,872
Automatic Data Processing, Inc.	2,315	303,543
Black Knight, Inc. (3)	433	19,511
Booz Allen Hamilton Holding Corp.	457	20,597
Broadridge Financial Solutions, Inc.	782	75,267
Cognizant Technology Solutions Corp., Class A	3,641	231,131
CoreLogic, Inc. (3)	358	11,964
EPAM Systems, Inc. (3)	351	40,719
Fidelity National Information Services, Inc.	1,285	131,777
Fiserv, Inc. (3)	2,340	171,966
Gartner, Inc. (2)(3)	658	84,119
Genpact Ltd.	614	16,572
GoDaddy, Inc., Class A (3)	926	60,764
International Business Machines Corp.	816	92,755
Jack Henry & Associates, Inc.	431	54,530
MasterCard, Inc., Class A	4,933	930,610
MAXIMUS, Inc.	338	22,000
Paychex, Inc.	1,604	104,501
PayPal Holdings, Inc. (3)	6,413	539,269
Sabre Corp.	690	14,932
Science Applications International Corp.	168	10,702
Square, Inc., Class A (3)	1,954	109,600
Total System Services, Inc.	1,055	85,761
VeriSign, Inc. (3)	666	98,761
Visa, Inc., Class A	11,536	1,522,060
WEX, Inc. (3)	260	36,416
Worldplay, Inc., Class A (3)	1,868	142,771
		5,586,065

Leisure Products - 0.2%
Brunswick Corp.	515	23,922
Hasbro, Inc.	734	59,637
Polaris Industries, Inc. (2)	298	22,851
		106,410

Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	2,627	177,217
Bio-Rad Laboratories, Inc., Class A (3)	44	10,218
Bio-Techne Corp.	291	42,114
Bruker Corp.	876	26,079

Charles River Laboratories International, Inc. (3)	379	42,895
ICON plc (3)	462	59,695
Illumina, Inc. (3)	1,036	310,727
IQVIA Holdings, Inc. (3)	500	58,085
Mettler-Toledo International, Inc. (3)	210	118,772
PerkinElmer, Inc. (2)	862	67,710
PRA Health Sciences, Inc. (3)	552	50,762
Syneos Health, Inc. (3)	561	22,075
Thermo Fisher Scientific, Inc.	2,429	543,586
Waters Corp. (3)	615	116,020
		1,645,955

Machinery - 3.1%
Allison Transmission Holdings, Inc.	1,069	46,940
Barnes Group, Inc.	579	31,046
Colfax Corp. (3)	203	4,243
Crane Co.	296	21,365
Cummins, Inc.	682	91,142
Deere & Co.	1,377	205,407
Donaldson Co., Inc.	1,913	83,005
Flowserve Corp.	149	5,665
Fortive Corp.	3,047	206,160
Gardner Denver Holdings, Inc. (3)	1,924	39,346
Graco, Inc.	2,223	93,032
IDEX Corp.	879	110,982
Illinois Tool Works, Inc.	2,007	254,267
Ingersoll-Rand plc	633	57,749
ITT, Inc.	438	21,142
Lincoln Electric Holdings, Inc.	536	42,264
Middleby Corp. (The) (2)(3)	744	76,431
Nordson Corp.	576	68,746
Parker-Hannifin Corp.	948	141,385
Proto Labs, Inc. (3)	382	43,086
Snap-on, Inc.	84	12,204
Stanley Black & Decker, Inc.	342	40,951
Toro Co. (The)	1,285	71,806
WABCO Holdings, Inc. (3)	646	69,342
Wabtec Corp.	1,090	76,572
Woodward, Inc.	549	40,785
Xylem, Inc.	2,111	140,846
		2,095,909

Media - 0.4%
AMC Networks, Inc., Class A (2)(3)	115	6,311
Cable One, Inc.	20	16,402
CBS Corp., Class B	1,487	65,011
Discovery, Inc., Class A (3)	3,325	82,260
John Wiley & Sons, Inc., Class A	175	8,220
New York Times Co., (The), Class A (2)	1,068	23,806
Sirius XM Holdings, Inc. (2)	7,539	43,048

		245,058

Metals & Mining - 0.1%
Steel Dynamics, Inc.	2,219	66,659

Multi-Utilities - 0.4%
CMS Energy Corp.	142	7,050
Sempra Energy	2,093	226,442
		233,492

Multiline Retail - 0.2%
Dollar General Corp.	743	80,303
Ollie's Bargain Outlet Holdings, Inc. (3)	413	27,469
		107,772

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,359	176,806

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	9,785	508,624
Catalent, Inc. (3)	1,204	37,541
Eli Lilly & Co.	5,659	654,860
Jazz Pharmaceuticals plc (3)	496	61,484
Merck & Co., Inc.	14,057	1,074,095
Perrigo Co. plc	1,192	46,190
Zoetis, Inc.	3,542	302,983
		2,685,777

Professional Services - 0.8%
ASGN, Inc. (3)	377	20,547
CoStar Group, Inc. (3)	236	79,612
Dun & Bradstreet Corp. (The)	140	19,984
IHS Markit Ltd. (3)	2,772	132,973
Insperity, Inc.	284	26,514
Robert Half International, Inc.	752	43,014
TransUnion	1,243	70,602
TriNet Group, Inc. (3)	242	10,152
Verisk Analytics, Inc. (3)	1,151	125,505
		528,903

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (3)	2,825	113,113
Jones Lang LaSalle, Inc.	207	26,206
		139,319

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	661	61,499
Kansas City Southern	141	13,458
Knight-Swift Transportation Holdings, Inc. (2)	315	7,897
Landstar System, Inc.	359	34,346

Old Dominion Freight Line, Inc.	585	72,242
Schneider National, Inc., Class B	118	2,203
Union Pacific Corp.	2,183	301,756
		493,401

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (2)(3)	5,174	95,512
Analog Devices, Inc.	2,306	197,924
Applied Materials, Inc.	6,506	213,007
Broadcom, Inc.	2,151	546,956
Cree, Inc. (2)(3)	716	30,627
Cypress Semiconductor Corp. (2)	1,295	16,473
Entegris, Inc.	1,093	30,489
First Solar, Inc. (3)	128	5,434
Integrated Device Technology, Inc. (3)	790	38,260
Intel Corp.	17,183	806,398
KLA-Tencor Corp.	1,013	90,653
Lam Research Corp.	1,080	147,064
Marvell Technology Group Ltd.	1,759	28,478
Maxim Integrated Products, Inc.	1,719	87,411
Microchip Technology, Inc. (2)	1,440	103,565
Micron Technology, Inc. (3)	2,182	69,235
MKS Instruments, Inc.	415	26,813
Monolithic Power Systems, Inc.	280	32,550
NVIDIA Corp.	3,658	488,343
ON Semiconductor Corp. (3)	2,418	39,921
Qorvo, Inc. (3)	656	39,839
Semtech Corp. (3)	344	15,779
Silicon Laboratories, Inc. (3)	317	24,983
Skyworks Solutions, Inc.	1,141	76,470
Teradyne, Inc.	1,234	38,723
Texas Instruments, Inc.	5,841	551,975
Universal Display Corp. (2)	227	21,240
Versum Materials, Inc.	1,606	44,518
Xilinx, Inc.	1,382	117,705
		4,026,345

Software - 12.0%
2U, Inc. (2)(3)	361	17,949
Adobe, Inc. (3)	2,945	666,277
ANSYS, Inc. (3)	510	72,899
Aspen Technology, Inc. (3)	444	36,488
Autodesk, Inc. (3)	107	13,761
Blackbaud, Inc.	369	23,210
Cadence Design Systems, Inc. (3)	1,737	75,525
CDK Global, Inc.	704	33,707
Citrix Systems, Inc.	815	83,505
Ellie Mae, Inc. (2)(3)	204	12,817
Fair Isaac Corp. (3)	228	42,636
FireEye, Inc. (2)(3)	765	12,401

Fortinet, Inc. (3)	887	62,471
Guidewire Software, Inc. (3)	575	46,132
HubSpot, Inc. (2)(3)	100	12,573
Intuit, Inc.	1,595	313,976
j2 Global, Inc.	240	16,651
LogMeIn, Inc.	296	24,145
Microsoft Corp.	38,498	3,910,242
New Relic, Inc. (3)	257	20,809
Nuance Communications, Inc. (3)	1,446	19,131
Oracle Corp.	15,251	688,583
Palo Alto Networks, Inc. (3)	517	97,377
Paycom Software, Inc. (2)(3)	291	35,633
Pegasystems, Inc.	232	11,097
Proofpoint, Inc. (3)	291	24,389
PTC, Inc. (3)	584	48,414
RealPage, Inc. (3)	378	18,216
Red Hat, Inc. (3)	1,077	189,164
RingCentral, Inc., Class A (3)	358	29,513
Salesforce.com, Inc. (3)	4,326	592,532
ServiceNow, Inc. (3)	1,066	189,801
Splunk, Inc. (3)	922	96,672
SS&C Technologies Holdings, Inc.	1,313	59,229
Synopsys, Inc. (3)	1,007	84,830
Tableau Software, Inc., Class A (3)	335	40,200
Teradata Corp. (3)	473	18,144
Trade Desk, Inc. (The), Class A (2)(3)	192	22,283
Ultimate Software Group, Inc. (The) (3)	200	48,974
VMware, Inc., Class A	537	73,639
Workday, Inc., Class A (3)	944	150,738
Zendesk, Inc. (3)	270	15,760
		8,052,493

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	47	7,401
American Eagle Outfitters, Inc.	548	10,593
AutoZone, Inc. (3)	137	114,853
Burlington Stores, Inc. (3)	408	66,369
CarMax, Inc. (2)(3)	262	16,435
Five Below, Inc. (3)	327	33,459
Floor & Decor Holdings, Inc., Class A (2)(3)	241	6,242
Foot Locker, Inc.	232	12,342
Home Depot, Inc. (The)	6,164	1,059,099
Lowe's Cos., Inc.	3,620	334,343
Michaels Cos., Inc. (The) (2)(3)	491	6,648
O'Reilly Automotive, Inc. (3)	467	160,802
Ross Stores, Inc.	2,407	200,262
Tiffany & Co.	572	46,052
TJX Cos., Inc. (The)	7,964	356,309
Tractor Supply Co.	703	58,658
Ulta Beauty, Inc. (3)	395	96,712

Urban Outfitters, Inc. (3)	347	11,520
Williams-Sonoma, Inc. (2)	117	5,903
		2,604,002

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	24,894	3,926,780
NCR Corp. (2)(3)	424	9,786
NetApp, Inc.	1,587	94,696
Western Digital Corp.	1,933	71,463
		4,102,725

Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	288	23,506
Columbia Sportswear Co.	151	12,698
Deckers Outdoor Corp. (3)	212	27,125
Hanesbrands, Inc. (2)	2,988	37,440
lululemon Athletica, Inc. (3)	675	82,087
Michael Kors Holdings Ltd. (3)	1,071	40,612
NIKE, Inc., Class B	7,606	563,909
PVH Corp.	110	10,224
Ralph Lauren Corp.	233	24,106
Skechers U.S.A., Inc., Class A (3)	664	15,199
Tapestry, Inc.	1,419	47,891
Under Armour, Inc., Class A (2)(3)	1,864	32,937
VF Corp.	1,659	118,353
Wolverine World Wide, Inc.	731	23,312
		1,059,399

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (3)	559	19,107
LendingTree, Inc. (2)(3)	44	9,661
Radian Group, Inc.	345	5,644
TFS Financial Corp.	442	7,129
		41,541

Trading Companies & Distributors - 0.6%
Fastenal Co. (2)	1,702	88,998
HD Supply Holdings, Inc. (3)	2,513	94,288
MSC Industrial Direct Co., Inc., Class A	235	18,076
United Rentals, Inc. (3)	531	54,443
Univar, Inc. (3)	430	7,628
W.W. Grainger, Inc.	530	149,651
		413,084

Water Utilities - 0.1%
American Water Works Co., Inc.	702	63,721
Aqua America, Inc. (2)	400	13,676
		77,397

Wireless Telecommunication Services - 0.0% (1)

T-Mobile US, Inc. (3)	430	27,352

Total Common Stocks (Cost $56,066,158)		66,051,576

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	141,775	141,775

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $141,775)		141,775

TOTAL INVESTMENTS (Cost $56,207,933) - 98.6%		66,193,351
Other assets and liabilities, net - 1.4%		920,661
NET ASSETS - 100.0%		67,114,012

NOTES TO SCHEDULE OF INVESTMENTS
(1) Amount is less than 0.05%.
(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $1,660,187 and the total market value of the collateral received by the Fund was $1,674,088, including cash of $141,775 and U.S. Government and/or agency securities of $1,532,313.

(3) Non-income producing security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$66,051,576	(1)	$—	$—	$66,051,576
Short Term Investment of Cash Collateral for Securities Loaned	141,775		—	—	141,775
Total Investments	$66,193,351		$—	$—	$66,193,351

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.9%
Aerospace & Defense - 0.2%
Harris Corp.	3,266	439,767
Hexcel Corp.	1,445	82,856
		522,623

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	5,324	447,695
Expeditors International of Washington, Inc.	328	22,334
United Parcel Service, Inc., Class B	12,128	1,182,844
		1,652,873

Airlines - 1.9%
Alaska Air Group, Inc.	9,268	563,958
American Airlines Group, Inc. (1)	26,601	854,158
Delta Air Lines, Inc.	27,000	1,347,300
JetBlue Airways Corp. (2)	22,252	357,367
Southwest Airlines Co.	21,275	988,862
United Continental Holdings, Inc. (2)	12,381	1,036,661
		5,148,306

Auto Components - 0.7%
Adient plc	5,882	88,583
Aptiv plc	7,905	486,711
Autoliv, Inc.	3,470	243,698
BorgWarner, Inc.	10,837	376,477
Gentex Corp.	2,800	56,588
Lear Corp.	4,617	567,245
Veoneer, Inc. (1)(2)	3,460	81,552
Visteon Corp. (2)	1,287	77,580
		1,978,434

Automobiles - 0.6%
Ford Motor Co.	156,855	1,199,941
Harley-Davidson, Inc. (1)	12,675	432,471
Thor Industries, Inc.	1,441	74,932
		1,707,344

Banks - 15.7%
Associated Banc-Corp.	11,640	230,356
Bank of America Corp.	303,955	7,489,451
Bank of Hawaii Corp. (1)	2,615	176,042
Bank OZK	5,924	135,245
BankUnited, Inc.	7,489	224,221
BB&T Corp.	30,918	1,339,368

BOK Financial Corp.	2,379	174,452
Cathay General Bancorp	4,152	139,217
Chemical Financial Corp.	5,448	199,451
CIT Group, Inc.	6,881	263,336
Citigroup, Inc.	51,967	2,705,402
Citizens Financial Group, Inc.	28,670	852,359
Columbia Banking System, Inc.	4,906	178,039
Comerica, Inc.	7,790	535,095
Commerce Bancshares, Inc. (1)	4,733	266,799
Cullen/Frost Bankers, Inc.	3,377	296,973
East West Bancorp, Inc.	8,127	353,768
Fifth Third Bancorp	38,000	894,140
First Citizens BancShares, Inc., Class A	410	154,591
First Financial Bankshares, Inc. (1)	1,247	71,939
First Hawaiian, Inc.	7,446	167,609
First Horizon National Corp. (1)	18,556	244,197
First Republic Bank	5,529	480,470
FNB Corp. (1)	26,983	265,513
Glacier Bancorp, Inc.	4,311	170,802
Hancock Whitney Corp.	6,103	211,469
Home BancShares, Inc. (1)	6,056	98,955
Huntington Bancshares, Inc.	64,856	773,084
IBERIABANK Corp.	3,841	246,899
Investors Bancorp, Inc.	11,882	123,573
JPMorgan Chase & Co.	96,592	9,429,311
KeyCorp	59,359	877,326
M&T Bank Corp.	6,435	921,042
MB Financial, Inc.	5,720	226,684
PacWest Bancorp	10,097	336,028
People's United Financial, Inc.	28,056	404,848
Pinnacle Financial Partners, Inc.	3,813	175,779
PNC Financial Services Group, Inc. (The)	16,749	1,958,126
Popular, Inc.	4,397	207,626
Prosperity Bancshares, Inc. (1)	4,401	274,182
Regions Financial Corp.	64,386	861,485
Signature Bank	1,708	175,599
South State Corp.	2,886	173,016
Sterling Bancorp	8,340	137,693
SunTrust Banks, Inc.	21,760	1,097,574
Synovus Financial Corp.	3,363	107,582
TCF Financial Corp.	11,099	216,320
Texas Capital Bancshares, Inc. (2)	875	44,704
U.S. Bancorp	54,060	2,470,542
UMB Financial Corp.	2,753	167,850
Umpqua Holdings Corp.	14,857	236,226
United Bankshares, Inc. (1)	7,326	227,912
Valley National Bancorp (1)	26,542	235,693
Webster Financial Corp.	4,361	214,954
Western Alliance Bancorp (2)	1,025	40,477
Wintrust Financial Corp.	3,056	203,193

Zions Bancorp NA	14,358	584,945
		41,469,532

Beverages - 1.1%
Keurig Dr Pepper, Inc. (1)	4,692	120,303
PepsiCo, Inc.	24,150	2,668,092
		2,788,395

Biotechnology - 1.3%
Agios Pharmaceuticals, Inc. (1)(2)	3,777	174,157
Alkermes plc (1)(2)	1,295	38,215
Alnylam Pharmaceuticals, Inc. (1)(2)	5,380	392,256
Array BioPharma, Inc. (1)(2)	1,427	20,335
Bluebird Bio, Inc. (1)(2)	3,763	373,290
Blueprint Medicines Corp. (2)	2,852	153,751
Exact Sciences Corp. (1)(2)	2,125	134,088
FibroGen, Inc. (2)	4,245	196,459
Gilead Sciences, Inc.	14,773	924,051
Immunomedics, Inc. (1)(2)	9,671	138,005
Loxo Oncology, Inc. (1)(2)	1,788	250,445
Neurocrine Biosciences, Inc. (2)	1,666	118,969
Sage Therapeutics, Inc. (1)(2)	2,652	254,035
Seattle Genetics, Inc. (1)(2)	3,939	223,184
Ultragenyx Pharmaceutical, Inc. (1)(2)	2,584	112,352
United Therapeutics Corp. (2)	524	57,064
		3,560,656

Building Products - 0.7%
Armstrong World Industries, Inc.	1,734	100,936
Fortune Brands Home & Security, Inc.	2,680	101,813
Johnson Controls International plc	37,481	1,111,312
Masco Corp.	6,293	184,007
Owens Corning	5,348	235,205
		1,733,273

Capital Markets - 6.0%
Affiliated Managers Group, Inc.	2,991	291,443
Ameriprise Financial, Inc.	8,004	835,378
Ares Capital Corp. (1)	28,909	450,402
Bank of New York Mellon Corp. (The)	35,269	1,660,112
BlackRock, Inc.	3,739	1,468,754
Charles Schwab Corp. (The)	3,093	128,452
CME Group, Inc.	9,734	1,831,160
E*Trade Financial Corp.	775	34,007
Franklin Resources, Inc.	11,573	343,255
Goldman Sachs Group, Inc. (The)	12,087	2,019,133
Houlihan Lokey, Inc.	996	36,653
Intercontinental Exchange, Inc.	14,726	1,109,310
Invesco Ltd.	29,252	489,678
Legg Mason, Inc.	5,211	132,933

LPL Financial Holdings, Inc.	3,148	192,280
Moelis & Co., Class A	1,730	59,477
Morgan Stanley	47,209	1,871,837
Nasdaq, Inc.	4,190	341,778
Northern Trust Corp.	8,992	751,641
Raymond James Financial, Inc.	5,755	428,230
State Street Corp.	17,133	1,080,578
Stifel Financial Corp.	3,103	128,526
TD Ameritrade Holding Corp.	978	47,883
Virtu Financial, Inc., Class A (1)	4,992	128,594
		15,861,494

Chemicals - 1.7%
Air Products & Chemicals, Inc.	6,315	1,010,716
Eastman Chemical Co.	9,269	677,657
Ecolab, Inc.	4,795	706,543
International Flavors & Fragrances, Inc.	2,591	347,894
Mosaic Co. (The)	23,893	697,914
PPG Industries, Inc.	10,696	1,093,452
		4,534,176

Commercial Services & Supplies - 0.8%
Deluxe Corp.	2,393	91,987
KAR Auction Services, Inc.	4,536	216,458
Republic Services, Inc.	10,182	734,020
UniFirst Corp.	578	82,695
Waste Management, Inc.	10,694	951,659
		2,076,819

Communications Equipment - 0.3%
ARRIS International plc (2)	5,586	170,764
Ciena Corp. (2)	7,281	246,899
CommScope Holding Co., Inc. (2)	3,022	49,530
EchoStar Corp., Class A (2)	2,278	83,648
Juniper Networks, Inc.	1,813	48,788
Lumentum Holdings, Inc. (1)(2)	866	36,381
ViaSat, Inc. (1)(2)	1,330	78,403
		714,413

Construction & Engineering - 0.3%
EMCOR Group, Inc.	4,939	294,809
Quanta Services, Inc.	11,910	358,491
Valmont Industries, Inc.	1,528	169,532
		822,832

Consumer Finance - 2.0%
Ally Financial, Inc.	30,091	681,862
American Express Co.	11,044	1,052,714
Capital One Financial Corp.	18,372	1,388,740
Discover Financial Services	15,137	892,780

FirstCash, Inc.	540	39,069
Green Dot Corp., Class A (2)	325	25,844
OneMain Holdings, Inc. (2)	5,831	141,635
SLM Corp. (2)	7,871	65,408
Synchrony Financial	36,738	861,873
		5,149,925

Containers & Packaging - 1.1%
AptarGroup, Inc.	2,083	195,948
Ardagh Group S.A.	1,821	20,177
Avery Dennison Corp.	2,297	206,339
Ball Corp.	15,177	697,838
Berry Global Group, Inc. (2)	5,781	274,771
Crown Holdings, Inc. (1)(2)	7,649	317,969
Sealed Air Corp. (1)	6,277	218,691
Sonoco Products Co.	7,480	397,412
WestRock Co.	15,326	578,710
		2,907,855

Distributors - 0.4%
Genuine Parts Co.	8,221	789,381
LKQ Corp. (2)	11,699	277,617
		1,066,998

Diversified Consumer Services - 0.3%
Chegg, Inc. (1)(2)	5,604	159,266
frontdoor, Inc. (2)	485	12,906
Graham Holdings Co., Class B	287	183,846
H&R Block, Inc.	2,341	59,391
Service Corp. International	9,262	372,888
ServiceMaster Global Holdings, Inc. (2)	971	35,675
		823,972

Diversified Financial Services - 0.1%
Voya Financial, Inc.	5,251	210,775

Diversified Telecommunication Services - 5.0%
AT&T, Inc.	203,833	5,817,394
CenturyLink, Inc.	52,839	800,511
Verizon Communications, Inc.	117,700	6,617,094
		13,234,999

Electric Utilities - 1.2%
Alliant Energy Corp.	15,118	638,735
Avangrid, Inc.	4,183	209,526
Eversource Energy	13,490	877,390
Portland General Electric Co.	7,027	322,188
Xcel Energy, Inc.	20,485	1,009,296
		3,057,135

Electrical Equipment - 1.3%
Acuity Brands, Inc.	1,125	129,319
AMETEK, Inc.	2,836	191,997
Eaton Corp. plc	17,625	1,210,132
Emerson Electric Co.	21,432	1,280,562
EnerSys	941	73,031
Hubbell, Inc.	2,733	271,496
nVent Electric plc	6,686	150,168
Regal-Beloit Corp.	3,034	212,532
		3,519,237

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. (2)	4,730	326,134
Avnet, Inc.	5,447	196,637
CDW Corp.	1,806	146,376
Jabil, Inc.	6,989	173,257
National Instruments Corp.	2,416	109,638
SYNNEX Corp.	2,044	165,237
Tech Data Corp. (2)	2,564	209,761
		1,327,040

Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co.	33,527	720,830
National Oilwell Varco, Inc.	26,951	692,641
Weatherford International plc (2)	73,902	41,311
		1,454,782

Entertainment - 1.6%
Cinemark Holdings, Inc.	6,892	246,733
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	1,371	40,746
Lions Gate Entertainment Corp., Class A (1)	4,471	71,983
Madison Square Garden Co. (The), Class A (2)	394	105,474
Viacom, Inc., Class B	26,300	675,910
Walt Disney Co. (The)	28,898	3,168,666
		4,309,512

Food & Staples Retailing - 2.9%
Casey's General Stores, Inc.	2,215	283,830
Costco Wholesale Corp.	13,687	2,788,179
Kroger Co. (The)	33,911	932,553
Performance Food Group Co. (2)	8,086	260,935
Sysco Corp.	15,614	978,373
US Foods Holding Corp. (2)	17,471	552,782
Walgreens Boots Alliance, Inc.	26,557	1,814,640
		7,611,292

Food Products - 3.6%
Bunge Ltd.	1,554	83,046
Campbell Soup Co. (1)	9,362	308,852
Conagra Brands, Inc.	27,313	583,406

Flowers Foods, Inc. (1)	13,031	240,683
General Mills, Inc.	27,310	1,063,451
Hershey Co. (The)	5,762	617,571
Hormel Foods Corp. (1)	11,749	501,447
Ingredion, Inc.	5,561	508,275
J. M. Smucker Co. (The)	7,080	661,909
Kellogg Co.	12,447	709,603
Kraft Heinz Co. (The)	24,999	1,075,957
Lancaster Colony Corp.	302	53,412
McCormick & Co., Inc.	5,102	710,403
Mondelez International, Inc., Class A	47,830	1,914,635
Post Holdings, Inc. (2)	4,768	424,972
		9,457,622

Gas Utilities - 0.9%
Atmos Energy Corp.	6,794	629,940
New Jersey Resources Corp.	6,195	282,926
ONE Gas, Inc.	3,740	297,704
Southwest Gas Holdings, Inc.	3,631	277,771
Spire, Inc.	3,997	296,098
UGI Corp.	12,003	640,360
		2,424,799

Health Care Equipment & Supplies - 0.7%
Danaher Corp.	12,873	1,327,464
DENTSPLY SIRONA, Inc.	13,032	484,921
Hill-Rom Holdings, Inc.	611	54,104
		1,866,489

Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc. (2)	5,995	154,131
AmerisourceBergen Corp.	9,660	718,704
Anthem, Inc.	8,296	2,178,778
Cardinal Health, Inc.	16,167	721,048
Centene Corp. (2)	7,363	848,954
CVS Health Corp.	41,579	2,724,256
DaVita, Inc. (2)	3,560	183,198
Encompass Health Corp.	1,560	96,252
HCA Healthcare, Inc.	6,773	842,900
Henry Schein, Inc. (2)	3,444	270,423
Humana, Inc.	3,625	1,038,490
Laboratory Corp. of America Holdings (2)	2,214	279,761
Mednax, Inc. (2)	5,522	182,226
Molina Healthcare, Inc. (2)	1,576	183,163
Quest Diagnostics, Inc.	5,440	452,989
WellCare Health Plans, Inc. (2)	853	201,385
		11,076,658

Health Care Technology - 0.1%
Teladoc Health, Inc. (1)(2)	4,633	229,658

Hotels, Restaurants & Leisure - 1.4%
Aramark	20,058	581,080
Cracker Barrel Old Country Store, Inc. (1)	1,790	286,149
Darden Restaurants, Inc.	6,285	627,620
Dunkin' Brands Group, Inc.	742	47,577
Hilton Worldwide Holdings, Inc.	9,845	706,871
Hyatt Hotels Corp., Class A	2,781	187,996
Marriott International, Inc., Class A	264	28,660
Marriott Vacations Worldwide Corp.	1,659	116,976
Royal Caribbean Cruises Ltd.	7,676	750,636
Six Flags Entertainment Corp. (1)	522	29,039
Texas Roadhouse, Inc.	549	32,775
Vail Resorts, Inc.	133	28,039
Wendy's Co. (The)	9,042	141,146
Wyndham Destinations, Inc.	4,145	148,557
		3,713,121

Household Durables - 0.9%
Leggett & Platt, Inc. (1)	5,061	181,386
Lennar Corp., Class A	18,309	716,797
Mohawk Industries, Inc. (2)	1,908	223,160
Newell Brands, Inc. (1)	27,849	517,713
Toll Brothers, Inc.	10,851	357,324
Whirlpool Corp.	3,616	386,442
		2,382,822

Household Products - 3.1%
Church & Dwight Co., Inc.	3,633	238,906
Clorox Co. (The)	2,567	395,677
Colgate-Palmolive Co.	9,942	591,748
Kimberly-Clark Corp.	8,351	951,513
Procter & Gamble Co. (The)	65,661	6,035,559
		8,213,403

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	8,573	145,055

Industrial Conglomerates - 0.4%
3M Co.	3,987	759,683
Carlisle Cos., Inc.	2,341	235,318
Roper Technologies, Inc.	487	129,795
		1,124,796

Insurance - 8.0%
Aflac, Inc.	29,121	1,326,753
Alleghany Corp.	350	218,162
Allstate Corp. (The)	14,752	1,218,958
American Equity Investment Life Holding Co.	6,475	180,911
American Financial Group, Inc.	5,141	465,415

American International Group, Inc.	26,794	1,055,952
American National Insurance Co.	714	90,849
Arch Capital Group Ltd. (2)	21,531	575,308
Arthur J. Gallagher & Co.	10,297	758,889
Assurant, Inc.	3,472	310,536
Assured Guaranty Ltd.	6,448	246,829
Athene Holding Ltd., Class A (2)	10,426	415,268
Axis Capital Holdings Ltd.	1,012	52,260
Brighthouse Financial, Inc. (2)	10,294	313,761
Brown & Brown, Inc.	6,831	188,262
Cincinnati Financial Corp.	9,475	733,554
CNO Financial Group, Inc.	10,657	158,576
Enstar Group Ltd. (2)	783	131,207
Erie Indemnity Co., Class A	1,512	201,565
Everest Re Group Ltd.	2,677	582,944
Fidelity National Financial, Inc.	18,012	566,297
First American Financial Corp.	7,478	333,818
Hanover Insurance Group, Inc. (The)	2,978	347,741
Hartford Financial Services Group, Inc. (The)	4,533	201,492
Kemper Corp.	3,154	209,363
Lincoln National Corp.	14,279	732,655
Marsh & McLennan Cos., Inc.	8,987	716,713
MetLife, Inc.	34,644	1,422,483
Old Republic International Corp.	19,303	397,063
Primerica, Inc.	2,051	200,403
Principal Financial Group, Inc.	17,552	775,272
Progressive Corp. (The)	14,998	904,829
Prudential Financial, Inc.	16,652	1,357,971
Reinsurance Group of America, Inc.	4,021	563,865
Selective Insurance Group, Inc.	3,091	188,366
Torchmark Corp.	7,814	582,377
Travelers Cos., Inc. (The)	10,843	1,298,449
Unum Group	17,637	518,175
White Mountains Insurance Group Ltd.	184	157,815
Willis Towers Watson plc	3,569	541,988
		21,243,094

Interactive Media & Services - 0.0% (3)
ANGI Homeservices, Inc., Class A (2)	3,566	57,306

Internet & Direct Marketing Retail - 0.3%
eBay, Inc. (2)	3,746	105,150
Qurate Retail, Inc. (2)	28,159	549,664
Wayfair, Inc., Class A (1)(2)	447	40,266
		695,080

IT Services - 2.8%
Alliance Data Systems Corp.	1,662	249,433
Amdocs Ltd.	3,498	204,913
Automatic Data Processing, Inc.	4,343	569,454

Black Knight, Inc. (2)	3,132	141,128
Booz Allen Hamilton Holding Corp.	3,195	143,999
Conduent, Inc. (2)	14,246	151,435
CoreLogic, Inc. (2)	464	15,507
DXC Technology Co.	14,586	775,538
Fidelity National Information Services, Inc.	7,022	720,106
First Data Corp., Class A (2)	38,522	651,407
Genpact Ltd.	971	26,207
International Business Machines Corp.	23,900	2,716,713
MAXIMUS, Inc.	431	28,054
Okta, Inc. (1)(2)	4,081	260,368
Paychex, Inc.	3,649	237,732
Sabre Corp.	6,091	131,809
Science Applications International Corp.	1,055	67,203
Twilio, Inc., Class A (2)	3,718	332,017
		7,423,023

Leisure Products - 0.2%
Brunswick Corp.	751	34,884
Hasbro, Inc. (1)	280	22,750
Mattel, Inc. (1)(2)	22,833	228,102
Polaris Industries, Inc. (1)	1,770	135,723
		421,459

Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc., Class A (2)	1,230	285,631
IQVIA Holdings, Inc. (2)	6,059	703,874
Thermo Fisher Scientific, Inc.	251	56,171
		1,045,676

Machinery - 4.1%
AGCO Corp.	5,522	307,410
Allison Transmission Holdings, Inc.	4,496	197,419
Barnes Group, Inc.	635	34,049
CNH Industrial NV (1)	68,000	626,280
Colfax Corp. (2)	7,680	160,512
Crane Co.	2,219	160,167
Cummins, Inc.	6,496	868,126
Deere & Co.	7,789	1,161,885
Dover Corp.	9,175	650,966
Flowserve Corp.	10,970	417,079
IDEX Corp.	499	63,004
Illinois Tool Works, Inc.	3,970	502,959
Ingersoll-Rand plc	9,773	891,591
ITT, Inc.	4,575	220,835
Lincoln Electric Holdings, Inc.	1,134	89,416
Middleby Corp. (The) (1)(2)	243	24,963
Navistar International Corp. (2)	3,772	97,883
Nordson Corp.	262	31,270
Oshkosh Corp.	6,420	393,610

PACCAR, Inc.	16,336	933,439
Parker-Hannifin Corp.	4,442	662,480
Pentair plc	14,330	541,387
Snap-on, Inc.	2,417	351,166
Stanley Black & Decker, Inc.	6,129	733,887
Timken Co. (The)	5,389	201,118
WABCO Holdings, Inc. (2)	570	61,184
Wabtec Corp. (1)	1,823	128,066
Woodward, Inc.	1,280	95,091
Xylem, Inc.	2,193	146,317
		10,753,559

Media - 3.2%
Altice USA, Inc., Class A (1)	16,154	266,864
AMC Networks, Inc., Class A (1)(2)	3,040	166,835
Cable One, Inc.	51	41,825
CBS Corp., Class B	10,143	443,452
Comcast Corp., Class A	134,045	4,564,232
DISH Network Corp., Class A (2)	12,063	301,213
GCI Liberty, Inc., Class A (1)(2)	6,433	264,782
Interpublic Group of Cos., Inc. (The)	27,604	569,471
John Wiley & Sons, Inc., Class A	3,627	170,360
Liberty Broadband Corp., Class A (2)	8,970	644,136
Omnicom Group, Inc. (1)	11,253	824,170
Tribune Media Co., Class A	5,411	245,551
		8,502,891

Metals & Mining - 0.5%
Nucor Corp.	15,445	800,205
Reliance Steel & Aluminum Co.	5,953	423,675
Steel Dynamics, Inc.	5,592	167,984
		1,391,864

Multi-Utilities - 1.0%
Avista Corp. (1)	5,192	220,556
CenterPoint Energy, Inc.	26,781	756,027
CMS Energy Corp.	14,229	706,470
Consolidated Edison, Inc.	12,108	925,778
		2,608,831

Multiline Retail - 1.4%
Dollar General Corp.	8,039	868,855
Kohl's Corp.	9,919	658,026
Macy's, Inc.	20,392	607,274
Nordstrom, Inc. (1)	6,777	315,876
Target Corp.	19,607	1,295,827
		3,745,858

Personal Products - 0.1%
Coty, Inc., Class A (1)	24,728	162,216

Pharmaceuticals - 3.5%
Allergan plc	11,670	1,559,812
Amneal Pharmaceuticals, Inc. (1)(2)	7,617	103,058
Nektar Therapeutics (2)	11,185	367,651
Pfizer, Inc.	163,634	7,142,624
		9,173,145

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	684	97,634
IHS Markit Ltd. (2)	505	24,225
Manpowergroup, Inc.	4,678	303,135
Nielsen Holdings plc	23,704	553,014
Robert Half International, Inc.	362	20,706
TransUnion	1,193	67,763
		1,066,477

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (2)	4,030	161,361
Jones Lang LaSalle, Inc.	2,034	257,505
		418,866

Road & Rail - 2.0%
AMERCO	462	151,587
Avis Budget Group, Inc. (2)	5,654	127,102
Genesee & Wyoming, Inc., Class A (2)	4,294	317,842
Kansas City Southern	6,107	582,913
Knight-Swift Transportation Holdings, Inc. (1)	5,491	137,659
Norfolk Southern Corp.	10,397	1,554,767
Ryder System, Inc.	3,409	164,143
Schneider National, Inc., Class B	4,691	87,581
Union Pacific Corp.	15,194	2,100,267
		5,223,861

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (1)(2)	6,635	122,482
Cree, Inc. (1)(2)	508	21,730
Cypress Semiconductor Corp. (1)	6,072	77,236
First Solar, Inc. (2)	3,159	134,115
Intel Corp.	47,305	2,220,024
Marvell Technology Group Ltd.	22,356	361,944
Maxim Integrated Products, Inc.	807	41,036
Micron Technology, Inc. (2)	33,436	1,060,924
Qorvo, Inc. (2)	957	58,118
Xilinx, Inc.	1,601	136,357
		4,233,966

Software - 0.9%
Autodesk, Inc. (2)	8,731	1,122,894
FireEye, Inc. (1)(2)	2,957	47,933

HubSpot, Inc. (1)(2)	747	93,920
Nuance Communications, Inc. (2)	2,881	38,116
Nutanix, Inc., Class A (2)	6,802	282,895
Symantec Corp.	32,440	612,954
Tableau Software, Inc., Class A (2)	662	79,440
Teradata Corp. (2)	1,231	47,221
Zendesk, Inc. (2)	2,517	146,917
		2,472,290

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	4,211	663,064
American Eagle Outfitters, Inc.	5,983	115,651
AutoNation, Inc. (2)	3,112	111,098
AutoZone, Inc. (2)	37	31,019
Best Buy Co., Inc.	14,876	787,833
CarMax, Inc. (1)(2)	7,530	472,357
Dick's Sporting Goods, Inc. (1)	4,037	125,954
Foot Locker, Inc.	5,294	281,641
Gap, Inc. (The)	13,196	339,929
L Brands, Inc. (1)	13,688	351,371
Lowe's Cos., Inc.	9,478	875,388
Michaels Cos., Inc. (The) (1)(2)	3,970	53,754
Penske Automotive Group, Inc. (1)	2,005	80,842
Tiffany & Co.	2,074	166,978
Tractor Supply Co.	503	41,970
Urban Outfitters, Inc. (2)	541	17,961
Williams-Sonoma, Inc. (1)	4,240	213,908
		4,730,718

Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co.	68,424	903,881
HP, Inc.	61,407	1,256,387
NCR Corp. (1)(2)	3,187	73,556
Pure Storage, Inc., Class A (2)	9,147	147,084
Seagate Technology plc	16,292	628,709
Xerox Corp.	11,328	223,841
		3,233,458

Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.	521	42,524
Columbia Sportswear Co.	197	16,566
Deckers Outdoor Corp. (2)	213	27,253
PVH Corp.	3,417	317,610
Ralph Lauren Corp.	1,245	128,808
Skechers U.S.A., Inc., Class A (2)	1,654	37,860
Tapestry, Inc.	3,559	120,116
Under Armour, Inc., Class A (1)(2)	10,700	189,069
VF Corp.	4,290	306,049
		1,185,855

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (2)	1,063	36,333
MGIC Investment Corp. (2)	24,027	251,322
New York Community Bancorp, Inc. (1)	33,222	312,619
Radian Group, Inc.	10,913	178,537
TFS Financial Corp.	2,077	33,502
		812,313

Trading Companies & Distributors - 0.4%
Air Lease Corp.	7,461	225,397
Fastenal Co. (1)	929	48,577
MSC Industrial Direct Co., Inc., Class A	2,481	190,839
United Rentals, Inc. (2)	3,744	383,872
Univar, Inc. (2)	6,554	116,268
W.W. Grainger, Inc.	774	218,547
		1,183,500

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp. (1)	5,346	195,450

Water Utilities - 0.4%
American Water Works Co., Inc.	7,172	651,002
Aqua America, Inc. (1)	9,209	314,856
		965,858

Wireless Telecommunication Services - 0.4%
Sprint Corp. (2)	34,018	197,985
T-Mobile US, Inc. (2)	11,586	736,985
		934,970

Total Common Stocks (Cost $282,384,400)		263,760,699

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	920,659	920,659

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $920,659)		920,659

TOTAL INVESTMENTS (Cost $283,305,059) - 100.2%		264,681,358
Other assets and liabilities, net - (0.2%)		(530,933)
NET ASSETS - 100.0%		264,150,425

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $14,666,274 and the total market value of the collateral received by the Fund was $14,585,287, including cash of $920,659 and U.S. Government and/or agency securities of $13,664,628.

(2) Non-income producing security.
(3) Amount is less than 0.05%.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$263,760,699	(1)	$—	$—	$263,760,699
Short Term Investment of Cash Collateral for Securities Loaned	920,659		—	—	920,659
Total Investments	$264,681,358		$—	$—	$264,681,358

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.2%
Aerospace & Defense - 0.6%
Harris Corp.	1,331	179,219
HEICO Corp.	1,499	116,143
Hexcel Corp.	1,506	86,354
		381,716

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,849	155,482
Expeditors International of Washington, Inc.	2,318	157,833
		313,315

Airlines - 1.1%
Alaska Air Group, Inc.	1,790	108,922
American Airlines Group, Inc. (1)	6,814	218,798
JetBlue Airways Corp. (2)	4,490	72,109
United Continental Holdings, Inc. (2)	3,392	284,012
		683,841

Auto Components - 1.1%
Adient plc	1,437	21,641
Aptiv plc	3,488	214,756
Autoliv, Inc.	1,333	93,617
BorgWarner, Inc.	2,952	102,553
Gentex Corp.	3,564	72,028
Lear Corp.	901	110,697
Veoneer, Inc. (1)(2)	1,319	31,089
Visteon Corp. (2)	433	26,101
		672,482

Automobiles - 0.2%
Harley-Davidson, Inc.	2,571	87,723
Thor Industries, Inc.	682	35,464
		123,187

Banks - 6.5%
Associated Banc-Corp.	1,938	38,353
Bank of Hawaii Corp.	526	35,410
Bank OZK	1,726	39,405
BankUnited, Inc.	1,471	44,042
BOK Financial Corp.	487	35,712
Cathay General Bancorp	1,129	37,855
Chemical Financial Corp.	1,053	38,550
CIT Group, Inc.	1,526	58,400
Citizens Financial Group, Inc.	6,722	199,845

Columbia Banking System, Inc.	920	33,387
Comerica, Inc.	2,157	148,164
Commerce Bancshares, Inc. (1)	1,463	82,469
Cullen/Frost Bankers, Inc.	824	72,463
East West Bancorp, Inc.	2,251	97,986
Fifth Third Bancorp	9,219	216,923
First Citizens BancShares, Inc., Class A	106	39,967
First Financial Bankshares, Inc. (1)	680	39,229
First Hawaiian, Inc.	1,513	34,058
First Horizon National Corp. (1)	4,436	58,378
First Republic Bank	2,240	194,656
FNB Corp.	4,605	45,313
Glacier Bancorp, Inc.	1,053	41,720
Hancock Whitney Corp.	1,202	41,649
Home BancShares, Inc.	2,320	37,909
Huntington Bancshares, Inc.	15,497	184,724
IBERIABANK Corp.	642	41,268
Investors Bancorp, Inc.	3,074	31,970
KeyCorp	15,533	229,578
M&T Bank Corp.	1,715	245,468
MB Financial, Inc.	1,215	48,150
PacWest Bancorp	1,709	56,875
People's United Financial, Inc.	5,001	72,164
Pinnacle Financial Partners, Inc.	967	44,579
Popular, Inc.	1,351	63,794
Prosperity Bancshares, Inc. (1)	957	59,621
Regions Financial Corp.	14,899	199,349
Signature Bank	800	82,248
South State Corp.	463	27,757
Sterling Bancorp	3,212	53,030
SVB Financial Group (2)	828	157,254
Synovus Financial Corp.	1,703	54,479
TCF Financial Corp.	2,162	42,137
Texas Capital Bancshares, Inc. (2)	687	35,099
UMB Financial Corp.	506	30,851
Umpqua Holdings Corp.	2,914	46,333
United Bankshares, Inc. (1)	1,331	41,407
Valley National Bancorp (1)	4,766	42,322
Webster Financial Corp.	1,256	61,908
Western Alliance Bancorp (2)	1,533	60,538
Wintrust Financial Corp.	826	54,921
Zions Bancorp NA	2,867	116,802
		3,896,469

Beverages - 0.1%
Keurig Dr Pepper, Inc. (1)	2,474	63,433

Biotechnology - 2.9%
Agios Pharmaceuticals, Inc. (1)(2)	752	34,675
Alexion Pharmaceuticals, Inc. (2)	2,752	267,935

Alkermes plc (2)	2,066	60,968
Alnylam Pharmaceuticals, Inc. (2)	1,039	75,754
Amicus Therapeutics, Inc. (1)(2)	2,867	27,466
Array BioPharma, Inc. (1)(2)	2,630	37,478
BioMarin Pharmaceutical, Inc. (1)(2)	2,223	189,288
Bluebird Bio, Inc. (1)(2)	796	78,963
Blueprint Medicines Corp. (2)	582	31,376
Exact Sciences Corp. (1)(2)	1,610	101,591
Exelixis, Inc. (2)	3,487	68,589
FibroGen, Inc. (2)	937	43,364
Immunomedics, Inc. (1)(2)	2,319	33,092
Incyte Corp. (2)	2,094	133,157
Ionis Pharmaceuticals, Inc. (1)(2)	1,606	86,820
Ligand Pharmaceuticals, Inc. (1)(2)	298	40,439
Loxo Oncology, Inc. (2)	286	40,060
Neurocrine Biosciences, Inc. (2)	1,336	95,404
Sage Therapeutics, Inc. (1)(2)	620	59,390
Sarepta Therapeutics, Inc. (1)(2)	838	91,451
Seattle Genetics, Inc. (1)(2)	1,320	74,791
Ultragenyx Pharmaceutical, Inc. (1)(2)	534	23,218
United Therapeutics Corp. (2)	578	62,944
		1,758,213

Building Products - 0.9%
Allegion plc	1,510	120,362
Armstrong World Industries, Inc.	648	37,720
Fortune Brands Home & Security, Inc.	1,705	64,773
Masco Corp.	3,916	114,504
Owens Corning	2,380	104,672
Trex Co., Inc. (2)	741	43,986
USG Corp.	1,872	79,860
		565,877

Capital Markets - 3.5%
Affiliated Managers Group, Inc.	724	70,547
Ameriprise Financial, Inc.	1,968	205,400
Ares Capital Corp. (1)	5,200	81,016
Cboe Global Markets, Inc.	1,451	141,951
E*Trade Financial Corp.	3,802	166,832
Evercore, Inc., Class A	480	34,349
FactSet Research Systems, Inc.	494	98,864
Franklin Resources, Inc.	3,788	112,352
Houlihan Lokey, Inc.	439	16,155
Invesco Ltd.	5,577	93,359
Legg Mason, Inc.	1,074	27,398
LPL Financial Holdings, Inc.	1,171	71,525
MarketAxess Holdings, Inc.	461	97,414
Moelis & Co., Class A	616	21,178
Morningstar, Inc.	303	33,281
MSCI, Inc.	1,122	165,416

Nasdaq, Inc.	1,506	122,844
Northern Trust Corp.	2,949	246,507
Raymond James Financial, Inc.	1,733	128,953
SEI Investments Co.	1,714	79,187
Stifel Financial Corp.	1,016	42,083
Virtu Financial, Inc., Class A	945	24,343
		2,080,954

Chemicals - 1.5%
Axalta Coating Systems Ltd. (2)	3,950	92,509
Eastman Chemical Co.	2,066	151,045
International Flavors & Fragrances, Inc.	1,361	182,741
Mosaic Co. (The)	5,480	160,071
PPG Industries, Inc.	2,994	306,077
		892,443

Commercial Services & Supplies - 1.2%
Cintas Corp.	1,123	188,653
Copart, Inc. (2)	2,539	121,313
Deluxe Corp.	771	29,637
KAR Auction Services, Inc.	2,045	97,587
MSA Safety, Inc.	625	58,919
Republic Services, Inc.	2,723	196,301
UniFirst Corp.	195	27,899
		720,309

Communications Equipment - 1.4%
Arista Networks, Inc. (2)	623	131,266
ARRIS International plc (2)	1,908	58,328
Ciena Corp. (2)	1,519	51,509
CommScope Holding Co., Inc. (2)	2,194	35,960
EchoStar Corp., Class A (2)	559	20,526
F5 Networks, Inc. (2)	692	112,125
Juniper Networks, Inc.	4,008	107,855
Lumentum Holdings, Inc. (1)(2)	810	34,028
Motorola Solutions, Inc.	1,932	222,257
ViaSat, Inc. (1)(2)	648	38,200
		812,054

Construction & Engineering - 0.4%
EMCOR Group, Inc.	1,269	75,747
Quanta Services, Inc.	3,215	96,771
Valmont Industries, Inc.	394	43,714
		216,232

Consumer Finance - 1.4%
Ally Financial, Inc.	5,939	134,578
Credit Acceptance Corp. (2)	177	67,572
Discover Financial Services	4,391	258,981
FirstCash, Inc.	550	39,792

Green Dot Corp., Class A (2)	577	45,883
OneMain Holdings, Inc. (2)	1,270	30,848
SLM Corp. (2)	5,813	48,306
Synchrony Financial	9,391	220,313
		846,273

Containers & Packaging - 1.6%
AptarGroup, Inc.	1,045	98,303
Ardagh Group S.A.	485	5,374
Avery Dennison Corp.	1,429	128,367
Ball Corp.	4,084	187,782
Berry Global Group, Inc. (2)	2,205	104,804
Crown Holdings, Inc. (2)	2,289	95,154
Sealed Air Corp.	2,672	93,093
Sonoco Products Co.	1,626	86,389
WestRock Co.	3,642	137,522
		936,788

Distributors - 0.5%
Genuine Parts Co.	1,717	164,866
LKQ Corp. (2)	3,918	92,974
Pool Corp.	473	70,312
		328,152

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (2)	838	93,395
Chegg, Inc. (2)	1,226	34,843
frontdoor, Inc. (2)	912	24,268
Graham Holdings Co., Class B	57	36,513
Grand Canyon Education, Inc. (2)	703	67,586
H&R Block, Inc.	2,600	65,962
Service Corp. International	2,426	97,671
ServiceMaster Global Holdings, Inc. (2)	2,013	73,958
Weight Watchers International, Inc. (2)	591	22,783
		516,979

Diversified Financial Services - 0.1%
Voya Financial, Inc.	2,127	85,378

Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	12,957	196,299
Zayo Group Holdings, Inc. (2)	2,779	63,472
		259,771

Electric Utilities - 1.3%
Alliant Energy Corp.	3,374	142,551
Avangrid, Inc.	1,243	62,262
Eversource Energy	3,597	233,949
Portland General Electric Co.	1,830	83,906
Xcel Energy, Inc.	5,700	280,839

		803,507

Electrical Equipment - 1.3%
Acuity Brands, Inc.	682	78,396
AMETEK, Inc.	2,844	192,539
EnerSys	522	40,512
Hubbell, Inc.	938	93,181
nVent Electric plc	3,259	73,197
Regal-Beloit Corp.	745	52,187
Rockwell Automation, Inc.	1,600	240,768
		770,780

Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc. (2)	1,030	71,018
Avnet, Inc.	1,344	48,518
CDW Corp.	1,763	142,891
Coherent, Inc. (2)	312	32,982
Corning, Inc.	9,116	275,394
Dolby Laboratories, Inc., Class A	734	45,391
FLIR Systems, Inc.	1,631	71,014
IPG Photonics Corp. (2)	472	53,473
Jabil, Inc.	1,964	48,688
Keysight Technologies, Inc. (2)	2,638	163,767
National Instruments Corp.	2,161	98,066
SYNNEX Corp.	539	43,573
Tech Data Corp. (2)	432	35,342
Trimble, Inc. (2)	3,928	129,270
Zebra Technologies Corp., Class A (2)	633	100,793
		1,360,180

Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc.	6,172	158,621
Weatherford International plc (2)	28,367	15,857
		174,478

Entertainment - 1.0%
Cinemark Holdings, Inc.	1,428	51,122
Liberty Media Corp-Liberty Formula One, Class A (1)(2)	373	11,085
Lions Gate Entertainment Corp., Class A (1)	858	13,814
Live Nation Entertainment, Inc. (2)	1,903	93,723
Madison Square Garden Co. (The), Class A (2)	234	62,642
Take-Two Interactive Software, Inc. (2)	1,324	136,292
Viacom, Inc., Class B	5,474	140,682
World Wrestling Entertainment, Inc., Class A	544	40,648
Zynga, Inc., Class A (2)	9,220	36,235
		586,243

Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	433	55,485
Kroger Co. (The)	9,090	249,975

Performance Food Group Co. (2)	1,422	45,888
US Foods Holding Corp. (2)	3,052	96,565
		447,913

Food Products - 3.2%
Bunge Ltd.	1,801	96,245
Campbell Soup Co. (1)	2,331	76,900
Conagra Brands, Inc.	6,268	133,885
Flowers Foods, Inc.	2,368	43,737
General Mills, Inc.	7,599	295,905
Hershey Co. (The)	1,907	204,392
Hormel Foods Corp. (1)	3,650	155,782
Ingredion, Inc.	1,025	93,685
J. M. Smucker Co. (The)	1,425	133,223
Kellogg Co.	3,687	210,196
Lamb Weston Holdings, Inc.	1,856	136,527
Lancaster Colony Corp.	246	43,508
McCormick & Co., Inc.	1,537	214,012
Post Holdings, Inc. (2)	895	79,771
		1,917,768

Gas Utilities - 1.0%
Atmos Energy Corp.	1,431	132,682
New Jersey Resources Corp.	1,760	80,379
ONE Gas, Inc.	1,033	82,227
Southwest Gas Holdings, Inc.	1,107	84,686
Spire, Inc.	1,083	80,229
UGI Corp.	2,443	130,334
		590,537

Health Care Equipment & Supplies - 3.7%
ABIOMED, Inc. (2)	543	176,497
Align Technology, Inc. (2)	953	199,587
Cantel Medical Corp.	576	42,883
Cooper Cos., Inc. (The)	634	161,353
DENTSPLY SIRONA, Inc.	2,759	102,662
DexCom, Inc. (2)	1,097	131,420
Globus Medical, Inc., Class A (2)	985	42,631
Haemonetics Corp. (2)	635	63,532
Hill-Rom Holdings, Inc.	862	76,330
Hologic, Inc. (2)	3,650	150,015
ICU Medical, Inc. (2)	255	58,556
IDEXX Laboratories, Inc. (2)	1,070	199,041
Inogen, Inc. (2)	209	25,951
Insulet Corp. (1)(2)	704	55,841
Masimo Corp. (2)	613	65,818
Neogen Corp. (2)	604	34,428
Penumbra, Inc. (1)(2)	368	44,970
ResMed, Inc.	1,620	184,469
Teleflex, Inc.	589	152,245

Varian Medical Systems, Inc. (2)	1,157	131,100
West Pharmaceutical Services, Inc.	921	90,286
		2,189,615

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (2)	1,309	33,654
AmerisourceBergen Corp.	2,009	149,470
Cardinal Health, Inc.	3,842	171,353
Centene Corp. (2)	2,542	293,093
Chemed Corp.	198	56,089
DaVita, Inc. (2)	1,615	83,108
Encompass Health Corp.	1,292	79,716
HealthEquity, Inc. (2)	1,045	62,334
Henry Schein, Inc. (2)	1,957	153,664
Laboratory Corp. of America Holdings (2)	1,309	165,405
Mednax, Inc. (2)	1,133	37,389
Molina Healthcare, Inc. (2)	678	78,797
Premier, Inc., Class A (2)	662	24,726
Quest Diagnostics, Inc.	1,761	146,639
WellCare Health Plans, Inc. (2)	641	151,334
		1,686,771

Health Care Technology - 0.8%
athenahealth, Inc. (2)	462	60,952
Cerner Corp. (2)	3,413	178,978
Medidata Solutions, Inc. (2)	812	54,745
Teladoc Health, Inc. (1)(2)	988	48,975
Veeva Systems, Inc., Class A (2)	1,476	131,836
		475,486

Hotels, Restaurants & Leisure - 3.8%
Aramark	3,880	112,404
Chipotle Mexican Grill, Inc. (2)	366	158,035
Choice Hotels International, Inc.	488	34,931
Cracker Barrel Old Country Store, Inc. (1)	374	59,788
Darden Restaurants, Inc.	1,655	165,268
Domino's Pizza, Inc.	604	149,786
Dunkin' Brands Group, Inc.	1,154	73,994
Hilton Grand Vacations, Inc. (2)	1,315	34,703
Hilton Worldwide Holdings, Inc.	3,552	255,034
Hyatt Hotels Corp., Class A	585	39,546
Marriott Vacations Worldwide Corp.	586	41,319
Planet Fitness, Inc., Class A (2)	1,141	61,180
Royal Caribbean Cruises Ltd.	2,096	204,968
Six Flags Entertainment Corp. (1)	965	53,683
Texas Roadhouse, Inc.	892	53,252
Vail Resorts, Inc.	641	135,136
Wendy's Co. (The)	2,606	40,680
Wyndham Destinations, Inc.	1,407	50,427
Wyndham Hotels & Resorts, Inc.	1,317	59,752

Yum China Holdings, Inc.	4,672	156,652
Yum! Brands, Inc.	3,531	324,569
		2,265,107

Household Durables - 1.0%
Leggett & Platt, Inc. (1)	1,564	56,054
Lennar Corp., Class A	4,226	165,448
Mohawk Industries, Inc. (2)	768	89,825
Newell Brands, Inc. (1)	5,386	100,126
Toll Brothers, Inc.	2,908	95,760
Whirlpool Corp.	839	89,664
		596,877

Household Products - 0.7%
Church & Dwight Co., Inc.	2,784	183,076
Clorox Co. (The)	1,488	229,360
		412,436

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	2,933	49,626

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	1,118	112,381

Insurance - 4.9%
Alleghany Corp.	171	106,588
American Equity Investment Life Holding Co.	1,106	30,902
American Financial Group, Inc.	1,051	95,147
American National Insurance Co.	108	13,742
Arch Capital Group Ltd. (2)	4,859	129,832
Arthur J. Gallagher & Co.	2,341	172,532
Assurant, Inc.	716	64,039
Assured Guaranty Ltd.	1,444	55,276
Athene Holding Ltd., Class A (2)	2,197	87,507
Axis Capital Holdings Ltd.	1,047	54,067
Brighthouse Financial, Inc. (2)	1,931	58,857
Brown & Brown, Inc.	3,063	84,416
Cincinnati Financial Corp.	1,893	146,556
CNO Financial Group, Inc.	2,422	36,039
Enstar Group Ltd. (2)	120	20,108
Erie Indemnity Co., Class A	277	36,927
Everest Re Group Ltd.	502	109,316
Fidelity National Financial, Inc.	3,321	104,412
First American Financial Corp.	1,396	62,317
Hanover Insurance Group, Inc. (The)	506	59,086
Hartford Financial Services Group, Inc. (The)	4,750	211,137
Kemper Corp.	763	50,648
Lincoln National Corp.	2,977	152,750
Old Republic International Corp.	3,759	77,323
Primerica, Inc.	576	56,281

Principal Financial Group, Inc.	3,816	168,553
Reinsurance Group of America, Inc.	832	116,671
RenaissanceRe Holdings Ltd.	470	62,839
Selective Insurance Group, Inc.	726	44,242
Torchmark Corp.	1,422	105,982
Unum Group	3,371	99,040
White Mountains Insurance Group Ltd.	38	32,592
Willis Towers Watson plc	1,596	242,369
		2,948,093

Interactive Media & Services - 0.8%
ANGI Homeservices, Inc., Class A (2)	818	13,145
IAC/InterActiveCorp (2)	828	151,557
Match Group, Inc. (1)	518	22,155
TripAdvisor, Inc. (2)	1,227	66,185
Twitter, Inc. (2)	7,185	206,497
Yelp, Inc. (2)	969	33,905
		493,444

Internet & Direct Marketing Retail - 0.8%
Etsy, Inc. (2)	1,338	63,649
Expedia Group, Inc.	1,407	158,498
GrubHub, Inc. (1)(2)	975	74,890
Qurate Retail, Inc. (2)	5,906	115,285
Shutterfly, Inc. (2)	389	15,661
Wayfair, Inc., Class A (1)(2)	677	60,984
		488,967

IT Services - 5.0%
Akamai Technologies, Inc. (2)	1,918	117,151
Alliance Data Systems Corp.	693	104,005
Amdocs Ltd.	1,698	99,469
Black Knight, Inc. (2)	1,707	76,917
Booz Allen Hamilton Holding Corp.	1,628	73,374
Broadridge Financial Solutions, Inc.	1,427	137,349
Conduent, Inc. (2)	3,156	33,548
CoreLogic, Inc. (2)	971	32,451
DXC Technology Co.	3,394	180,459
EPAM Systems, Inc. (2)	648	75,175
First Data Corp., Class A (2)	7,686	129,970
Gartner, Inc. (1)(2)	1,262	161,334
Genpact Ltd.	1,567	42,293
GoDaddy, Inc., Class A (2)	1,822	119,560
Jack Henry & Associates, Inc.	1,044	132,087
MAXIMUS, Inc.	690	44,912
Okta, Inc. (1)(2)	952	60,738
Paychex, Inc.	3,812	248,352
Sabre Corp.	3,053	66,067
Science Applications International Corp.	483	30,767
Square, Inc., Class A (2)	3,944	221,219

Total System Services, Inc.	2,326	189,081
Twilio, Inc., Class A (2)	833	74,387
VeriSign, Inc. (2)	1,187	176,020
WEX, Inc. (2)	539	75,492
Worldplay, Inc., Class A (2)	3,728	284,931
		2,987,108

Leisure Products - 0.5%
Brunswick Corp.	1,193	55,415
Hasbro, Inc. (1)	1,454	118,137
Mattel, Inc. (1)(2)	5,184	51,788
Polaris Industries, Inc. (1)	863	66,175
		291,515

Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	3,788	255,539
Bio-Rad Laboratories, Inc., Class A (2)	273	63,396
Bio-Techne Corp.	475	68,742
Bruker Corp.	1,331	39,624
Charles River Laboratories International, Inc. (2)	594	67,229
ICON plc (2)	729	94,194
IQVIA Holdings, Inc. (2)	2,094	243,260
Mettler-Toledo International, Inc. (2)	319	180,420
PerkinElmer, Inc. (1)	1,359	106,750
PRA Health Sciences, Inc. (2)	825	75,867
Syneos Health, Inc. (2)	844	33,211
Waters Corp. (2)	885	166,955
		1,395,187

Machinery - 6.7%
AGCO Corp.	1,174	65,356
Allison Transmission Holdings, Inc.	2,193	96,295
Barnes Group, Inc.	862	46,220
CNH Industrial NV	14,427	132,873
Colfax Corp. (2)	1,613	33,712
Crane Co.	931	67,199
Cummins, Inc.	2,042	272,893
Donaldson Co., Inc.	2,485	107,824
Dover Corp.	2,063	146,370
Flowserve Corp.	2,499	95,012
Fortive Corp.	3,699	250,274
Gardner Denver Holdings, Inc. (2)	2,490	50,920
Graco, Inc.	2,834	118,603
IDEX Corp.	1,060	133,836
Ingersoll-Rand plc	2,986	272,413
ITT, Inc.	1,555	75,060
Lincoln Electric Holdings, Inc.	1,056	83,266
Middleby Corp. (The) (1)(2)	974	100,059
Navistar International Corp. (2)	1,068	27,715
Nordson Corp.	857	102,283

Oshkosh Corp.	1,308	80,193
PACCAR, Inc.	4,373	249,873
Parker-Hannifin Corp.	1,790	266,961
Pentair plc	2,970	112,207
Proto Labs, Inc. (2)	478	53,914
Snap-on, Inc.	746	108,386
Stanley Black & Decker, Inc.	1,875	224,512
Timken Co. (The)	1,179	44,000
Toro Co. (The)	1,835	102,540
WABCO Holdings, Inc. (2)	993	106,589
Wabtec Corp. (1)	1,659	116,545
Woodward, Inc.	1,048	77,856
Xylem, Inc.	2,517	167,934
		3,989,693

Media - 2.0%
Altice USA, Inc., Class A (1)	3,806	62,875
AMC Networks, Inc., Class A (1)(2)	560	30,733
Cable One, Inc.	50	41,005
CBS Corp., Class B	4,941	216,021
Discovery, Inc., Class A (2)	6,417	158,757
DISH Network Corp., Class A (2)	2,535	63,299
GCI Liberty, Inc., Class A (1)(2)	1,249	51,409
Interpublic Group of Cos., Inc. (The)	5,351	110,391
John Wiley & Sons, Inc., Class A	733	34,429
Liberty Broadband Corp., Class A (2)	2,108	151,375
New York Times Co. (The), Class A (1)	2,153	47,990
Omnicom Group, Inc. (1)	2,813	206,024
Tribune Media Co., Class A	1,016	46,106
		1,220,414

Metals & Mining - 0.7%
Nucor Corp.	3,988	206,618
Reliance Steel & Aluminum Co.	1,356	96,507
Steel Dynamics, Inc.	3,674	110,367
		413,492

Multi-Utilities - 1.1%
Avista Corp.	1,686	71,621
CenterPoint Energy, Inc.	5,928	167,347
CMS Energy Corp.	3,404	169,009
Consolidated Edison, Inc.	3,346	255,835
		663,812

Multiline Retail - 1.2%
Dollar General Corp.	3,139	339,263
Kohl's Corp.	2,131	141,370
Macy's, Inc.	4,056	120,788
Nordstrom, Inc. (1)	1,519	70,801
Ollie's Bargain Outlet Holdings, Inc. (2)	894	59,460

		731,682

Personal Products - 0.1%
Coty, Inc., Class A (1)	5,852	38,389

Pharmaceuticals - 0.5%
Amneal Pharmaceuticals, Inc. (1)(2)	1,643	22,230
Catalent, Inc. (2)	2,205	68,752
Jazz Pharmaceuticals plc (2)	717	88,879
Nektar Therapeutics (2)	2,090	68,698
Perrigo Co. plc	1,665	64,519
		313,078

Professional Services - 2.1%
ASGN, Inc. (2)	684	37,278
CoStar Group, Inc. (2)	478	161,248
Dun & Bradstreet Corp. (The)	478	68,230
IHS Markit Ltd. (2)	5,138	246,470
Insperity, Inc.	546	50,975
Manpowergroup, Inc.	995	64,476
Nielsen Holdings plc	4,981	116,207
Robert Half International, Inc.	1,537	87,916
TransUnion	2,656	150,861
TriNet Group, Inc. (2)	613	25,715
Verisk Analytics, Inc. (2)	2,099	228,875
		1,238,251

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (2)	4,469	178,939
Jones Lang LaSalle, Inc.	836	105,837
		284,776

Road & Rail - 1.1%
AMERCO	94	30,842
Avis Budget Group, Inc. (2)	929	20,884
Genesee & Wyoming, Inc., Class A (2)	830	61,437
JB Hunt Transport Services, Inc.	1,244	115,742
Kansas City Southern	1,326	126,567
Knight-Swift Transportation Holdings, Inc. (1)	2,062	51,694
Landstar System, Inc.	590	56,445
Old Dominion Freight Line, Inc.	1,012	124,972
Ryder System, Inc.	657	31,634
Schneider National, Inc., Class B	1,179	22,012
		642,229

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (1)(2)	11,165	206,106
Cree, Inc. (1)(2)	1,127	48,207
Cypress Semiconductor Corp. (1)	4,730	60,166
Entegris, Inc.	1,702	47,477

First Solar, Inc. (2)	809	34,346
Integrated Device Technology, Inc. (2)	1,372	66,446
KLA-Tencor Corp.	1,859	166,362
Marvell Technology Group Ltd.	7,488	121,231
Maxim Integrated Products, Inc.	3,250	165,262
Microchip Technology, Inc. (1)	2,766	198,931
MKS Instruments, Inc.	780	50,396
Monolithic Power Systems, Inc.	442	51,382
ON Semiconductor Corp. (2)	5,099	84,184
Qorvo, Inc. (2)	1,490	90,488
Semtech Corp. (2)	752	34,494
Silicon Laboratories, Inc. (2)	592	46,656
Skyworks Solutions, Inc.	2,133	142,954
Teradyne, Inc.	2,283	71,641
Universal Display Corp. (1)	465	43,510
Versum Materials, Inc.	2,038	56,493
Xilinx, Inc.	3,013	256,617
		2,043,349

Software - 4.6%
2U, Inc. (1)(2)	631	31,373
ANSYS, Inc. (2)	1,017	145,370
Aspen Technology, Inc. (2)	829	68,127
Blackbaud, Inc.	582	36,608
Cadence Design Systems, Inc. (2)	3,335	145,006
CDK Global, Inc.	1,455	69,665
Citrix Systems, Inc.	1,518	155,534
Ellie Mae, Inc. (1)(2)	457	28,713
Fair Isaac Corp. (2)	406	75,922
FireEye, Inc. (1)(2)	2,147	34,803
Fortinet, Inc. (2)	1,582	111,420
Guidewire Software, Inc. (2)	1,056	84,723
HubSpot, Inc. (1)(2)	448	56,327
j2 Global, Inc.	480	33,302
LogMeIn, Inc.	597	48,697
New Relic, Inc. (2)	540	43,724
Nuance Communications, Inc. (2)	3,316	43,871
Nutanix, Inc., Class A (2)	1,582	65,795
Palo Alto Networks, Inc. (2)	934	175,919
Paycom Software, Inc. (1)(2)	544	66,613
Pegasystems, Inc.	445	21,284
Proofpoint, Inc. (2)	622	52,130
PTC, Inc. (2)	1,221	101,221
RealPage, Inc. (2)	890	42,889
RingCentral, Inc., Class A (2)	751	61,913
Splunk, Inc. (2)	1,703	178,560
SS&C Technologies Holdings, Inc.	2,639	119,045
Symantec Corp.	7,317	138,255
Synopsys, Inc. (2)	1,705	143,629
Tableau Software, Inc., Class A (2)	759	91,080

Teradata Corp. (2)	1,293	49,600
Trade Desk, Inc. (The), Class A (1)(2)	379	43,987
Ultimate Software Group, Inc. (The) (2)	366	89,622
Zendesk, Inc. (2)	1,151	67,184
		2,721,911

Specialty Retail - 3.5%
Advance Auto Parts, Inc.	913	143,761
American Eagle Outfitters, Inc.	2,150	41,559
AutoNation, Inc. (2)	810	28,917
AutoZone, Inc. (2)	275	230,543
Best Buy Co., Inc.	3,186	168,731
Burlington Stores, Inc. (2)	841	136,805
CarMax, Inc. (1)(2)	2,217	139,072
Dick's Sporting Goods, Inc. (1)	886	27,643
Five Below, Inc. (2)	700	71,624
Floor & Decor Holdings, Inc., Class A (1)(2)	653	16,913
Foot Locker, Inc.	1,500	79,800
Gap, Inc. (The)	2,531	65,199
L Brands, Inc. (1)	2,795	71,748
Michaels Cos., Inc. (The) (1)(2)	1,142	15,463
O'Reilly Automotive, Inc. (2)	863	297,157
Penske Automotive Group, Inc. (1)	446	17,983
Tiffany & Co.	1,538	123,824
Tractor Supply Co.	1,481	123,575
Ulta Beauty, Inc. (2)	798	195,382
Urban Outfitters, Inc. (2)	985	32,702
Williams-Sonoma, Inc. (1)	1,048	52,872
		2,081,273

Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co.	17,293	228,441
NCR Corp. (1)(2)	1,355	31,273
NetApp, Inc.	3,040	181,397
Pure Storage, Inc., Class A (2)	2,616	42,065
Seagate Technology plc	3,571	137,805
Western Digital Corp.	3,710	137,159
Xerox Corp.	2,803	55,387
		813,527

Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	643	52,482
Columbia Sportswear Co.	370	31,113
Deckers Outdoor Corp. (2)	331	42,351
Hanesbrands, Inc. (1)	4,709	59,004
Lululemon Athletica, Inc. (2)	1,349	164,052
Michael Kors Holdings Ltd. (2)	1,930	73,185
PVH Corp.	1,058	98,341
Ralph Lauren Corp.	674	69,732
Skechers U.S.A., Inc., Class A (2)	1,848	42,301

Tapestry, Inc.	3,749	126,529
Under Armour, Inc., Class A (1)(2)	6,092	107,646
Wolverine World Wide, Inc.	1,006	32,081
		898,817

Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd. (2)	1,261	43,101
LendingTree, Inc. (1)(2)	103	22,616
MGIC Investment Corp. (2)	5,264	55,061
New York Community Bancorp, Inc. (1)	6,593	62,040
Radian Group, Inc.	3,072	50,258
TFS Financial Corp.	652	10,517
		243,593

Trading Companies & Distributors - 1.3%
Air Lease Corp.	1,316	39,756
Fastenal Co. (1)	3,760	196,610
HD Supply Holdings, Inc. (2)	3,008	112,860
MSC Industrial Direct Co., Inc., Class A	777	59,767
United Rentals, Inc. (2)	1,297	132,982
Univar, Inc. (2)	1,947	34,540
W.W. Grainger, Inc.	661	186,640
		763,155

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	1,268	46,358

Water Utilities - 0.5%
American Water Works Co., Inc.	2,233	202,689
Aqua America, Inc.	3,004	102,707
		305,396

Wireless Telecommunication Services - 0.1%
Sprint Corp. (1)(2)	6,372	37,085

Total Common Stocks (Cost $59,488,357)		58,688,165

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	313,715	313,715

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $313,715)		313,715

TOTAL INVESTMENTS (Cost $59,802,072) - 98.7%		59,001,880
Other assets and liabilities, net - 1.3%		776,994
NET ASSETS - 100.0%		59,778,874

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $4,911,879 and the total market value of the collateral received by the Fund was $4,966,257, including cash of $313,715 and U.S. Government and/or agency securities of $4,652,542.

(2) Non-income producing security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$58,688,165	(1)	$—	$—	$58,688,165
Short Term Investment of Cash Collateral for Securities Loaned	313,715		—	—	313,715
Total Investments	$59,001,880		$—	$—	$59,001,880

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 100.6%
Australia - 5.1%
Amcor Ltd.	13,275	123,955
AMP Ltd. (1)	22,053	38,070
APA Group	23,193	138,929
ASX Ltd.	2,143	90,552
Australia & New Zealand Banking Group Ltd.	23,086	398,895
BlueScope Steel Ltd.	9,086	70,091
Brambles Ltd.	17,118	122,473
Challenger Ltd.	3,203	21,414
Cochlear Ltd.	692	84,790
Commonwealth Bank of Australia (1)	12,684	646,981
Computershare Ltd.	4,018	48,695
CSL Ltd.	3,566	465,783
Insurance Australia Group Ltd.	24,522	120,948
Lend Lease Group	8,115	66,480
Medibank Pvt Ltd.	31,576	57,165
National Australia Bank Ltd. (1)	22,169	376,193
Qantas Airways Ltd.	16,613	67,773
QBE Insurance Group Ltd.	13,178	93,835
Ramsay Health Care Ltd. (1)	1,101	44,785
REA Group Ltd.	419	21,860
Sonic Healthcare Ltd.	3,831	59,764
Suncorp Group Ltd.	10,650	94,783
Sydney Airport	19,321	91,617
Telstra Corp. Ltd.	100,019	200,724
Transurban Group	32,322	265,284
Westpac Banking Corp.	27,263	481,734
Woolworths Group Ltd. (1)	15,218	315,682
		4,609,255

Austria - 0.3%
ams AG (1)	814	19,601
Andritz AG	767	35,225
Erste Group Bank AG	2,409	79,877
Raiffeisen Bank International AG	1,286	32,815
Telekom Austria AG	2,137	16,335
Verbund AG	556	23,803
Voestalpine AG	1,964	58,575
		266,231

Belgium - 1.0%
Ackermans & van Haaren NV	268	40,462
Ageas	2,323	104,571
Colruyt SA	732	52,207

Galapagos NV (2)	423	38,773
KBC Groep NV	2,842	182,851
Proximus	3,852	104,231
Sofina SA	195	37,037
Solvay SA	851	85,102
Telenet Group Holding NV	493	22,931
UCB SA	1,455	118,839
Umicore SA	2,480	98,964
		885,968

Canada - 7.7%
Alimentation Couche-Tard, Inc., Class B	5,671	282,096
Bank of Montreal	5,944	388,328
Bank of Nova Scotia (The)	8,968	447,020
BCE, Inc.	8,004	316,185
BlackBerry Ltd. (2)	5,569	39,610
Bombardier, Inc., Class B (1)(2)	29,550	43,940
Canadian Imperial Bank of Commerce	4,252	316,689
Canadian National Railway Co.	6,624	490,589
Canadian Pacific Railway Ltd.	1,577	279,822
Canadian Tire Corp. Ltd., Class A (1)	618	64,616
CCL Industries, Inc., Class B	1,683	61,713
CGI Group, Inc., Class A (2)	2,291	140,125
Constellation Software, Inc.	170	108,816
Dollarama, Inc.	2,509	59,674
Fairfax Financial Holdings Ltd.	262	115,336
George Weston Ltd.	1,164	76,779
Gildan Activewear, Inc.	2,212	67,144
Great-West Lifeco, Inc.	2,496	51,522
IGM Financial, Inc.	706	16,047
Intact Financial Corp.	1,244	90,384
Loblaw Cos. Ltd. (1)	2,464	110,295
Magna International, Inc.	3,624	164,711
Metro, Inc.	3,436	119,148
National Bank of Canada (1)	3,144	129,081
Open Text Corp.	2,146	69,951
Power Corp. of Canada	3,731	67,039
Power Financial Corp.	2,192	41,473
Restaurant Brands International, Inc.	3,578	187,129
Rogers Communications, Inc., Class B	4,258	218,202
Royal Bank of Canada	10,208	698,678
Saputo, Inc.	3,574	102,597
Shaw Communications, Inc., Class B	3,803	68,834
Shopify, Inc., Class A (2)	916	126,671
Sun Life Financial, Inc. (1)	6,336	210,194
TELUS Corp.	3,573	118,428
TELUS Corp.	1,856	61,518
Thomson Reuters Corp.	1,867	90,164
Toronto-Dominion Bank (The)	12,709	631,726
Waste Connections, Inc. (3)	416	30,877

Waste Connections, Inc. (3)	2,924	217,107
		6,920,258

China - 0.3%
China Resources Pharmaceutical Group Ltd. (4)	11,000	14,326
CSPC Pharmaceutical Group Ltd.	94,000	134,934
Geely Automobile Holdings Ltd.	61,000	107,579
		256,839

Denmark - 1.5%
Ambu A/S, Class B	467	11,281
Chr Hansen Holding A/S	964	85,571
Coloplast A/S, Class B	891	82,877
Danske Bank A/S	4,040	80,204
DSV A/S	1,140	75,288
Genmab A/S (2)	417	68,563
GN Store Nord AS	766	28,701
H Lundbeck A/S	382	16,813
ISS A/S	1,696	47,482
Novo Nordisk A/S, Class B	11,520	529,080
Novozymes A/S, Class B	1,733	77,435
Orsted A/S (4)	1,517	101,514
Pandora A/S	690	28,169
Rockwool International A/S, Class B	156	40,795
Tryg A/S	591	14,906
Vestas Wind Systems A/S	1,304	98,711
William Demant Holding A/S (2)	561	15,973
		1,403,363

Finland - 1.3%
Elisa Oyj	753	31,189
Kesko Oyj, Class B	1,031	55,641
Kone Oyj, Class B	2,371	113,195
Metso Oyj	943	24,775
Neste Oyj	2,278	176,368
Nokia Oyj	33,957	197,124
Nordea Bank Abp	29,830	251,115
Sampo Oyj, Class A	3,242	143,684
Stora Enso Oyj, Class R	4,143	48,033
UPM-Kymmene Oyj	3,095	78,346
Wartsila Oyj Abp	4,111	65,624
		1,185,094

France - 8.9%
Accor SA	1,809	76,927
Aeroports de Paris	273	51,768
Air Liquide SA	3,649	453,117
ALD SA (4)	1,044	12,432
Alstom SA	2,559	103,369
Amundi SA (4)	470	24,849

Arkema SA	1,059	90,913
Atos SE	870	71,284
AXA SA	20,164	435,177
BioMerieux	314	20,712
BNP Paribas SA	9,168	414,033
Bouygues SA	2,555	91,747
Bureau Veritas SA	2,194	44,708
Capgemini SE	1,437	142,931
Carrefour SA	9,008	153,919
Cie de Saint-Gobain	7,977	264,808
Cie Generale des Etablissements Michelin SCA	1,591	156,597
Cie Plastic Omnium SA	421	9,717
CNP Assurances	2,149	45,616
Credit Agricole SA	10,761	115,814
Danone SA	5,887	414,931
Dassault Systemes SE	1,090	129,470
Edenred	2,106	77,562
Eiffage SA	1,437	120,144
EssilorLuxottica SA	3,279	415,639
Eurazeo SE	257	18,195
Faurecia SA	678	25,582
Getlink SE	4,076	54,771
Hermes International	222	123,334
Iliad SA	254	35,647
Imerys SA	408	19,608
Ipsen SA	360	46,579
JC Decaux SA	460	12,924
Kering SA	645	302,162
L'Oreal SA	2,145	490,828
Legrand SA	2,603	147,154
Natixis SA	7,969	37,586
Orange SA	16,295	264,073
Orpea	375	38,302
Peugeot SA	5,484	116,962
Publicis Groupe SA	1,919	109,492
Rubis SCA	764	41,083
Sanofi SA	8,347	724,101
Sartorius Stedim Biotech	140	14,017
Schneider Electric SE	5,122	347,431
SCOR SE	1,386	62,309
SEB SA	196	25,331
Societe Generale SA	7,337	232,616
Sodexo SA	1,165	119,477
Suez	4,314	57,086
Teleperformance	530	84,784
Ubisoft Entertainment SA (2)	668	53,815
Valeo SA	1,815	52,936
Veolia Environnement SA	7,138	146,180
Vivendi SA	8,914	216,051
Wendel SA	211	25,310

Worldline SA (2)(4)	286	13,831
		7,997,741

Germany - 7.8%
adidas AG	1,410	294,674
Allianz SE	3,103	623,564
Axel Springer SE	415	23,512
Bayerische Motoren Werke AG	2,454	199,032
Beiersdorf AG	681	71,030
Brenntag AG	1,762	76,910
Carl Zeiss Meditec AG	251	19,586
Commerzbank AG (2)	9,030	59,960
Continental AG	835	116,262
Covestro AG (4)	2,021	100,089
Daimler AG	7,378	388,930
Delivery Hero SE (2)(4)	911	34,011
Deutsche Boerse AG	1,463	174,909
Deutsche Lufthansa AG	4,494	101,491
Deutsche Post AG	8,647	236,143
Deutsche Telekom AG	22,993	390,806
Deutsche Wohnen SE	3,610	164,980
Evonik Industries AG	1,033	25,785
Fielmann AG	364	22,541
Fraport AG Frankfurt Airport Services Worldwide	241	17,248
Fresenius Medical Care AG & Co. KGaA	2,056	133,272
Fresenius SE & Co. KGaA	3,802	183,766
GEA Group AG	1,344	34,602
GRENKE AG	145	12,368
Hannover Rueck SE	459	61,860
Hapag-Lloyd AG (4)	407	10,451
HeidelbergCement AG	3,702	226,924
Hella GmbH & Co. KGaA	824	33,001
Hugo Boss AG	530	32,672
Infineon Technologies AG	8,179	163,757
Innogy SE (2)	1,484	63,158
K&S AG	1,932	34,938
KION Group AG	754	38,344
Lanxess AG	982	45,149
LEG Immobilien AG	755	78,769
MAN SE	233	24,038
Merck KGAA	913	93,977
MTU Aero Engines AG	537	97,520
Muenchener Rueckversicherungs-Gesellschaft AG	1,028	224,205
OSRAM Licht AG	690	30,028
ProSiebenSat.1 Media SE	1,805	32,117
Puma SE	52	25,426
Rational AG	37	21,025
RTL Group SA	1,068	57,235
SAP SE	6,798	674,699
Siemens AG	5,858	653,762

Siltronic AG	108	8,986
Sixt SE	157	12,540
Symrise AG	1,174	86,985
Talanx AG	268	9,152
Telefonica Deutschland Holding AG (4)	4,794	18,869
ThyssenKrupp AG	9,415	161,730
TUI AG	2,419	34,768
United Internet AG	684	29,938
Vonovia SE	5,492	247,573
Wacker Chemie AG	125	11,362
Wirecard AG	819	123,466
Zalando SE (2)(4)	1,040	26,872
		7,000,767

Hong Kong - 3.6%
AIA Group Ltd.	82,383	684,340
Alibaba Health Information Technology Ltd. (1)(2)	24,000	19,440
Bank of East Asia Ltd. (The)	12,800	40,596
BOC Hong Kong Holdings Ltd.	43,350	160,903
Cathay Pacific Airways Ltd.	11,000	15,653
China Everbright International Ltd.	59,777	53,568
China Overseas Land & Investment Ltd.	62,000	213,764
China Resources Gas Group Ltd.	12,000	47,551
China Taiping Insurance Holdings Co. Ltd.	14,400	39,591
Guangdong Investment Ltd.	40,000	77,287
Haier Electronics Group Co. Ltd.	18,000	44,272
Hang Lung Properties Ltd.	26,000	49,419
Hang Seng Bank Ltd.	7,779	174,259
Henderson Land Development Co. Ltd.	16,232	80,788
HKT Trust & HKT Ltd.	33,000	47,537
Hong Kong Exchanges & Clearing Ltd.	10,499	303,511
Hongkong Land Holdings Ltd.	13,900	87,627
Hysan Development Co. Ltd.	7,881	37,477
Kerry Properties Ltd.	6,500	22,185
MTR Corp. Ltd.	19,376	101,973
NWS Holdings Ltd.	17,000	34,907
Shangri-La Asia Ltd.	10,000	14,763
Sino Land Co. Ltd.	40,000	68,531
Sun Art Retail Group Ltd.	44,500	45,254
Sun Hung Kai Properties Ltd.	21,848	311,806
Swire Pacific Ltd., Class A	12,393	130,845
Swire Properties Ltd.	13,600	47,786
Techtronic Industries Co. Ltd.	17,993	95,483
WH Group Ltd. (4)	132,502	101,768
Wharf Holdings Ltd. (The)	15,779	41,137
Wheelock & Co. Ltd.	14,000	80,150
		3,274,171

Ireland - 1.5%
AIB Group plc	9,241	38,966

Bank of Ireland Group plc	8,354	46,462
CRH plc	10,961	290,322
DCC plc	1,700	129,676
Glanbia plc	2,310	43,380
Kerry Group plc, Class A	1,489	147,445
Kingspan Group plc	3,230	138,462
Shire plc	7,740	450,372
Smurfit Kappa Group plc	2,483	66,067
		1,351,152

Israel - 0.4%
Azrieli Group Ltd.	601	28,753
Bank Hapoalim BM	7,148	45,205
Bank Leumi Le-Israel BM	7,924	47,900
Check Point Software Technologies Ltd. (2)	858	88,074
Nice Ltd. (2)	354	38,353
Teva Pharmaceutical Industries Ltd. ADR (2)	6,034	93,044
		341,329

Italy - 1.9%
A2A SpA	11,517	20,771
Assicurazioni Generali SpA	9,363	156,493
Atlantia SpA	5,745	118,894
Banca Mediolanum SpA	1,415	8,251
DiaSorin SpA	374	30,362
Enel SpA	71,227	412,920
FinecoBank Banca Fineco SpA	2,736	27,528
Intesa Sanpaolo SpA	122,355	272,438
Mediobanca Banca di Credito Finanziario SpA	4,476	37,873
Moncler SpA	1,655	55,074
Pirelli & C SpA (2)(4)	2,077	13,347
Poste Italiane SpA (4)	2,170	17,401
PRADA SpA	7,700	25,407
Prysmian SpA	2,676	52,067
Snam SpA	34,734	152,078
Telecom Italia SpA (2)	115,646	64,023
Terna Rete Elettrica Nazionale SpA	15,273	86,737
UniCredit SpA	16,691	189,057
UnipolSai Assicurazioni SpA	5,520	12,498
		1,753,219

Japan - 19.1%
Acom Co. Ltd. (1)	3,100	10,084
AEON Co. Ltd.	4,079	79,728
AGC, Inc. (1)	2,955	91,850
Aisin Seiki Co. Ltd.	900	30,938
Ajinomoto Co., Inc.	4,808	85,434
Alfresa Holdings Corp.	1,300	33,137
ANA Holdings, Inc.	2,867	102,923
Astellas Pharma, Inc.	15,571	198,945

Bandai Namco Holdings, Inc.	1,375	61,736
Bridgestone Corp.	4,500	172,646
Canon, Inc. (1)	6,968	191,729
Central Japan Railway Co.	967	204,025
Chiba Bank Ltd. (The)	4,628	25,780
Chugai Pharmaceutical Co. Ltd.	1,552	90,015
Coca-Cola Bottlers Japan Holdings, Inc. (1)	1,300	38,767
Concordia Financial Group Ltd.	7,700	29,423
CyberAgent, Inc.	1,000	38,658
Dai Nippon Printing Co. Ltd.	1,329	27,742
Dai-ichi Life Holdings, Inc.	6,994	108,614
Daifuku Co. Ltd.	900	40,806
Daiichi Sankyo Co. Ltd.	4,113	131,557
Daikin Industries Ltd.	2,100	223,136
Daiwa House Industry Co. Ltd.	5,337	170,242
Daiwa Securities Group, Inc.	11,000	55,832
Denso Corp.	3,347	148,164
Disco Corp.	300	34,881
Don Quijote Holdings Co. Ltd. (1)	792	48,967
East Japan Railway Co.	2,126	187,747
Eisai Co. Ltd.	2,025	156,775
FamilyMart UNY Holdings Co. Ltd. (1)	363	45,685
FANUC Corp.	1,951	296,083
Fast Retailing Co. Ltd.	442	225,747
FUJIFILM Holdings Corp.	2,626	101,796
Fujitsu Ltd.	1,148	71,562
Hakuhodo DY Holdings, Inc.	1,300	18,552
Hamamatsu Photonics KK	1,021	34,216
Hankyu Hanshin Holdings, Inc.	1,600	53,196
Hikari Tsushin, Inc. (1)	200	31,261
Hino Motors Ltd.	6,186	58,251
Hitachi Construction Machinery Co. Ltd.	900	21,061
Hitachi High-Technologies Corp.	500	15,657
Hitachi Ltd.	8,049	213,381
Hoshizaki Corp.	652	39,563
HOYA Corp.	3,087	186,146
Hulic Co. Ltd.	2,600	23,235
Japan Airlines Co. Ltd.	2,789	98,845
Japan Exchange Group, Inc.	3,000	48,390
Japan Post Holdings Co. Ltd.	10,800	124,697
Kao Corp.	4,063	300,734
KDDI Corp.	12,918	308,674
Keio Corp.	823	47,893
Kikkoman Corp.	1,409	75,402
Kintetsu Group Holdings Co. Ltd.	1,405	61,052
Kobayashi Pharmaceutical Co. Ltd.	200	13,563
Komatsu Ltd.	9,046	194,398
Kose Corp.	231	36,285
Kubota Corp.	8,994	127,838
Kyocera Corp.	2,113	105,618

Kyowa Hakko Kirin Co. Ltd.	1,606	30,347
Lawson, Inc.	473	29,919
LINE Corp. (1)(2)	500	17,076
LIXIL Group Corp.	2,300	28,513
M3, Inc.	4,100	55,232
Makita Corp.	1,592	56,542
Mazda Motor Corp.	4,706	48,380
McDonald’s Holdings Company (Japan), Ltd.	700	29,735
MEIJI Holdings Co. Ltd.	1,271	103,583
MinebeaMitsumi, Inc.	2,500	36,050
MISUMI Group, Inc. (1)	2,100	44,240
Mitsubishi Chemical Holdings Corp.	11,460	86,580
Mitsubishi Electric Corp.	18,507	204,088
Mitsubishi Estate Co. Ltd.	11,008	173,194
Mitsubishi Gas Chemical Co., Inc.	1,500	22,469
Mitsubishi Tanabe Pharma Corp.	1,577	22,765
Mitsubishi UFJ Financial Group, Inc.	88,757	435,588
Mitsui Chemicals, Inc.	1,700	38,380
Mitsui Fudosan Co. Ltd.	9,400	208,792
Mizuho Financial Group, Inc.	173,473	268,404
MS&AD Insurance Group Holdings, Inc.	3,600	102,331
Murata Manufacturing Co. Ltd.	1,758	236,890
NEC Corp.	1,930	57,386
NGK Insulators Ltd.	2,100	28,463
Nidec Corp.	1,690	191,218
Nikon Corp.	2,113	31,473
Nintendo Co. Ltd.	829	220,132
Nippon Express Co. Ltd.	594	32,999
Nippon Paint Holdings Co. Ltd.	1,009	34,378
Nippon Telegraph & Telephone Corp.	9,220	376,170
Nissan Motor Co. Ltd.	15,885	127,069
Nisshin Seifun Group, Inc.	1,586	32,666
Nissin Foods Holdings Co. Ltd.	599	37,531
Nitori Holdings Co. Ltd.	568	71,136
Nitto Denko Corp.	1,659	83,206
Nomura Holdings, Inc.	28,500	108,004
Nomura Research Institute Ltd.	700	25,958
NSK Ltd.	3,712	31,848
NTT Data Corp.	4,235	46,287
NTT DoCoMo, Inc.	9,197	206,649
Obayashi Corp.	5,300	47,991
Obic Co. Ltd.	500	38,594
Odakyu Electric Railway Co. Ltd.	1,946	42,794
Oji Holdings Corp.	7,454	38,086
Omron Corp.	1,982	71,851
Ono Pharmaceutical Co. Ltd.	2,422	49,459
Oracle Corp. Japan	326	20,694
Oriental Land Co. Ltd.	1,397	140,496
ORIX Corp.	10,167	148,559
Otsuka Corp. (1)	688	18,935

Otsuka Holdings Co. Ltd.	2,920	119,324
Pola Orbis Holdings, Inc.	700	18,864
Rakuten, Inc. (1)(2)	7,649	51,314
Recruit Holdings Co. Ltd.	9,379	226,585
Renesas Electronics Corp. (2)	4,100	18,622
Resona Holdings, Inc.	13,033	62,513
Ricoh Co. Ltd.	6,284	61,407
Rohm Co. Ltd.	976	62,293
Ryohin Keikaku Co. Ltd.	200	48,557
Santen Pharmaceutical Co. Ltd.	2,000	28,857
SBI Holdings, Inc.	1,500	29,253
Seiko Epson Corp.	1,559	21,774
Sekisui Chemical Co. Ltd.	4,072	60,533
Sekisui House Ltd.	5,470	80,327
Seven & I Holdings Co. Ltd.	7,601	330,302
Sharp Corp.	1,199	12,004
Shimadzu Corp.	2,026	39,952
Shimano, Inc.	472	66,537
Shimizu Corp.	6,600	53,690
Shin-Etsu Chemical Co. Ltd.	3,537	271,758
Shionogi & Co. Ltd.	1,954	111,525
Shiseido Co. Ltd.	2,841	177,926
Shizuoka Bank Ltd. (The)	3,469	27,041
Showa Denko KK (1)	1,400	41,572
SMC Corp.	532	160,171
SoftBank Group Corp.	6,445	422,142
Sompo Holdings, Inc.	2,737	92,976
Sony Corp.	9,400	453,170
Sony Financial Holdings, Inc.	732	13,642
Stanley Electric Co. Ltd.	1,000	27,975
Subaru Corp.	5,408	115,533
Sumco Corp. (1)	2,400	26,729
Sumitomo Chemical Co. Ltd.	14,000	67,798
Sumitomo Dainippon Pharma Co. Ltd.	900	28,701
Sumitomo Electric Industries Ltd.	5,073	67,183
Sumitomo Mitsui Financial Group, Inc.	9,453	311,619
Sumitomo Mitsui Trust Holdings, Inc.	2,316	84,342
Sundrug Co. Ltd.	700	20,845
Suntory Beverage & Food Ltd.	1,800	81,275
Sysmex Corp.	1,126	53,475
T&D Holdings, Inc.	4,719	54,587
Taisho Pharmaceutical Holdings Co. Ltd.	200	20,074
Taiyo Nippon Sanso Corp.	1,300	21,134
Takeda Pharmaceutical Co. Ltd. (1)	6,659	225,703
TDK Corp.	914	63,985
Terumo Corp.	2,173	122,568
Tobu Railway Co. Ltd.	1,617	43,659
Toho Co. Ltd.	900	32,610
Tokio Marine Holdings, Inc.	4,900	232,793
Tokyo Century Corp.	300	13,213

Tokyo Electron Ltd.	1,336	150,399
Tokyu Corp.	3,232	52,814
Toray Industries, Inc.	13,150	92,972
TOTO Ltd.	964	33,345
Toyota Industries Corp.	1,375	63,318
Toyota Motor Corp.	14,300	827,778
Trend Micro, Inc. (2)	993	53,657
Tsuruha Holdings, Inc.	300	25,690
Unicharm Corp.	2,402	77,685
USS Co. Ltd.	1,500	25,168
West Japan Railway Co.	1,210	85,488
Yahoo Japan Corp.	23,200	57,715
Yakult Honsha Co. Ltd.	1,186	83,024
Yamaha Corp.	744	31,649
Yamaha Motor Co. Ltd.	2,125	41,488
Yamato Holdings Co. Ltd. (1)	2,895	79,371
Yaskawa Electric Corp. (1)	2,400	58,666
ZOZO, Inc.	2,400	43,971
		17,202,822

Luxembourg - 0.2%
Aroundtown SA	5,719	47,444
B&M European Value Retail SA	9,759	35,021
Eurofins Scientific SE	104	38,842
Tenaris SA	8,165	87,756
		209,063

Netherlands - 3.1%
Aalberts Industries NV	842	28,004
Aegon NV	15,648	73,290
AerCap Holdings NV (2)	665	26,334
Akzo Nobel NV	2,808	226,139
ASML Holding NV	3,011	471,702
ASR Nederland NV	1,140	45,109
Core Laboratories NV	1,082	64,552
Gemalto NV (2)	912	52,936
GrandVision NV (4)	755	16,537
ING Groep NV	30,853	331,873
Koninklijke Ahold Delhaize NV	12,677	320,249
Koninklijke DSM NV	1,650	133,857
Koninklijke KPN NV	28,167	82,276
Koninklijke Philips NV	7,823	274,270
Koninklijke Vopak NV	1,312	59,497
NN Group NV	2,574	102,339
NXP Semiconductors NV	3,130	229,366
QIAGEN NV (2)(3)	669	22,860
QIAGEN NV (2)(3)	1,232	42,442
Randstad NV	910	41,723
STMicroelectronics NV	3,487	49,152
Wolters Kluwer NV	2,153	126,612

		2,821,119

Norway - 0.8%
DNB ASA	6,955	111,639
Gjensidige Forsikring ASA	1,120	17,521
Marine Harvest ASA	6,604	139,196
Norsk Hydro ASA	25,601	115,999
Orkla ASA	9,073	71,041
Schibsted ASA, Class A	1,510	50,732
Telenor ASA	5,286	102,656
Yara International ASA	1,880	72,473
		681,257

Portugal - 0.2%
EDP - Energias de Portugal SA	36,048	126,106
Jeronimo Martins SGPS SA	3,271	38,763
		164,869

Singapore - 1.0%
CapitaLand Ltd.	23,241	53,000
City Developments Ltd.	3,630	21,641
DBS Group Holdings Ltd.	15,429	268,308
Oversea-Chinese Banking Corp. Ltd.	24,671	204,068
Singapore Airlines Ltd.	7,056	48,746
Singapore Telecommunications Ltd.	58,212	125,286
United Overseas Bank Ltd.	10,059	181,967
		903,016

South Korea - 3.5%
Amorepacific Corp.	279	52,495
AMOREPACIFIC Group	191	12,463
Celltrion Healthcare Co. Ltd. (2)	345	23,414
Coway Co. Ltd.	362	23,937
Hana Financial Group, Inc.	2,333	75,876
Hyundai Engineering & Construction Co. Ltd.	616	30,169
Hyundai Mobis Co. Ltd.	444	75,753
Hyundai Motor Co.	1,165	123,677
Industrial Bank of Korea (2)	1,915	24,118
Kakao Corp. (2)	278	25,678
KB Financial Group, Inc. (2)	2,983	124,441
Kia Motors Corp.	2,117	63,810
KT Corp. (2)	614	16,372
LG Chem Ltd.	435	135,598
LG Corp.	840	52,607
LG Display Co. Ltd. (2)	1,298	21,064
LG Electronics, Inc. (2)	942	52,821
LG Household & Health Care Ltd.	84	83,019
NAVER Corp.	1,096	120,117
NCSoft Corp.	122	51,139
Netmarble Corp. (4)	193	19,287

Samsung Biologics Co. Ltd. (2)(4)	72	25,044
Samsung C&T Corp.	623	58,970
Samsung Electro-Mechanics Co. Ltd.	504	46,984
Samsung Electronics Co. Ltd.	34,568	1,203,370
Samsung Fire & Marine Insurance Co. Ltd.	208	50,016
Samsung Life Insurance Co. Ltd.	461	33,733
Samsung SDI Co. Ltd. (2)	391	76,854
Samsung SDS Co. Ltd.	211	38,615
Shinhan Financial Group Co. Ltd. (2)	3,099	109,878
SK Hynix, Inc. (2)	3,969	216,376
SK Telecom Co. Ltd.	409	98,683
Woori Bank (2)	2,717	37,994
		3,204,372

Spain - 2.8%
Aena SME SA (4)	454	70,539
Amadeus IT Group SA, Class A	2,779	193,356
Banco Bilbao Vizcaya Argentaria SA	49,594	263,434
Banco de Sabadell SA	37,068	42,414
Banco Santander SA	110,689	502,638
Bankia SA (1)	7,310	21,388
Bankinter SA	4,041	32,425
CaixaBank SA	24,265	87,874
Cellnex Telecom SA (4)	1,731	44,268
EDP Renovaveis SA	1,719	15,412
Enagas SA (1)	3,401	91,936
Grifols SA	3,444	90,411
Iberdrola SA	53,516	429,727
Industria de Diseno Textil SA	9,263	236,435
International Consolidated Airlines Group SA	4,502	35,691
Mapfre SA (1)	10,241	27,199
Red Electrica Corp. SA	3,987	88,911
Siemens Gamesa Renewable Energy SA (1)(2)	1,605	19,541
Telefonica SA	31,610	266,074
		2,559,673

Sweden - 2.6%
Alfa Laval AB	2,637	56,688
Assa Abloy AB, Class B	9,137	163,614
Atlas Copco AB, Class A	7,168	171,014
Boliden AB	4,445	96,319
Electrolux AB, Series B	1,455	30,670
Epiroc AB, Class A (2)	4,497	42,742
Essity AB, Class B	5,308	130,479
Hennes & Mauritz AB, Class B (1)	5,539	78,771
Hexagon AB, Class B	2,198	101,608
Husqvarna AB, Class B	5,652	41,960
ICA Gruppen AB (1)	1,196	42,726
Industrivarden AB, Class C	845	17,108
Investment AB Latour, Class B (1)	1,139	14,418

Kinnevik AB, Class B	1,797	43,486
Nibe Industrier AB, Class B	5,473	56,259
Sandvik AB	9,910	141,993
Securitas AB, Class B	2,970	47,846
Skandinaviska Enskilda Banken AB, Class A	11,331	110,147
Skanska AB, Class B	2,918	46,528
SKF AB, Class B	3,203	48,681
Svenska Cellulosa AB SCA, Class B	5,908	45,909
Svenska Handelsbanken AB, Class A	10,645	118,433
Swedbank AB, Class A	6,999	156,436
Swedish Orphan Biovitrum AB (2)	785	17,159
Tele2 AB, Class B	3,802	48,490
Telefonaktiebolaget LM Ericsson, Class B	19,937	176,482
Trelleborg AB, Class B	2,151	33,890
Volvo AB, Class B	18,862	246,980
		2,326,836

Switzerland - 9.1%
ABB Ltd.	14,645	279,662
Adecco Group AG	1,056	49,634
Baloise Holding AG	278	38,381
Banque Cantonale Vaudoise	25	18,873
Barry Callebaut AG	26	40,577
Chocoladefabriken Lindt & Sprungli AG PC	20	124,277
Chubb Ltd.	2,910	375,914
Cie Financiere Richemont SA	3,737	240,990
Clariant AG	1,321	24,362
Coca-Cola HBC AG	2,145	67,134
Dufry AG (1)	238	22,663
Ferguson plc	2,931	187,286
Flughafen Zuerich AG	125	20,685
Garmin Ltd.	728	46,097
Geberit AG	241	93,850
Georg Fischer AG	43	34,498
Givaudan SA	77	178,538
Helvetia Holding AG	25	14,620
Julius Baer Group Ltd.	1,370	48,822
Kuehne & Nagel International AG	284	36,558
Logitech International SA	1,335	42,171
Lonza Group AG	605	157,273
Nestle SA	19,796	1,606,698
Novartis AG	15,432	1,321,661
OC Oerlikon Corp. AG	1,450	16,327
Partners Group Holding AG (1)	126	76,652
Roche Holding AG	4,771	1,184,443
Schindler Holding AG PC	327	64,927
SGS SA	29	65,280
Sika AG	1,833	232,834
Sonova Holding AG	317	52,129
Straumann Holding AG	75	47,367

Swatch Group AG (The), Bearer Shares	377	110,030
Swiss Life Holding AG	226	87,229
Swiss Prime Site AG	609	49,330
Swiss Re AG	1,759	161,829
Swisscom AG	192	91,771
TE Connectivity Ltd.	2,570	194,369
Temenos AG	268	32,204
UBS Group AG	24,378	304,073
Vifor Pharma AG	304	33,080
Zurich Insurance Group AG	1,003	298,983
		8,174,081

Taiwan - 2.7%
ASE Technology Holding Co. Ltd.	16,904	32,031
Asustek Computer, Inc.	5,769	37,809
Catcher Technology Co. Ltd.	7,000	51,253
Cathay Financial Holding Co. Ltd.	64,952	99,430
China Steel Corp.	243,000	191,889
Chunghwa Telecom Co. Ltd.	32,055	117,038
Delta Electronics, Inc.	12,319	51,848
E.Sun Financial Holding Co. Ltd.	81,518	53,326
Far EasTone Telecommunications Co. Ltd.	14,073	34,957
First Financial Holding Co. Ltd.	74,470	48,516
Fubon Financial Holding Co. Ltd.	53,000	81,318
Globalwafers Co. Ltd.	2,000	18,335
Hua Nan Financial Holdings Co. Ltd.	52,229	29,744
MediaTek, Inc.	10,883	80,997
Mega Financial Holding Co. Ltd.	73,668	62,192
Nanya Technology Corp.	13,000	23,281
President Chain Store Corp.	4,828	48,642
Quanta Computer, Inc.	19,398	33,200
Taiwan Cooperative Financial Holding Co. Ltd.	67,403	38,722
Taiwan Mobile Co. Ltd.	19,748	68,389
Taiwan Semiconductor Manufacturing Co. Ltd.	148,240	1,076,405
Uni-President Enterprises Corp.	57,000	129,314
United Microelectronics Corp.	77,518	28,030
Yageo Corp.	2,198	22,766
		2,459,432

United Kingdom - 14.1%
3i Group plc	11,408	112,565
Admiral Group plc	1,823	47,569
Aon plc	2,291	333,020
Ashtead Group plc	5,862	122,278
ASOS plc (2)	808	23,457
AstraZeneca plc	8,862	661,512
Atlassian Corp. plc, Class A (2)	1,185	105,441
Aviva plc	48,207	230,719
Barratt Developments plc	17,099	100,862
Bellway plc	1,671	53,613

Berkeley Group Holdings plc	1,724	76,465
BT Group plc	88,027	267,654
Bunzl plc	4,555	137,556
Burberry Group plc	4,694	103,076
Coca-Cola European Partners plc (2)	4,155	190,507
Compass Group plc	16,710	351,659
ConvaTec Group plc (4)	15,993	28,328
Croda International plc	1,683	100,510
Direct Line Insurance Group plc	16,814	68,348
DS Smith plc	18,143	69,189
easyJet plc	4,021	56,659
GlaxoSmithKline plc	38,293	729,789
Halma plc	5,490	95,638
Hargreaves Lansdown plc	2,422	57,123
Hiscox Ltd.	2,737	56,570
Informa plc	14,114	113,289
InterContinental Hotels Group plc	2,098	113,487
International Consolidated Airlines Group SA	20,313	160,219
Intertek Group plc	1,840	112,613
Investec plc	9,509	53,457
ITV plc	40,601	64,623
J Sainsbury plc	32,987	111,513
Janus Henderson Group plc	2,081	43,118
John Wood Group plc	12,482	80,309
Johnson Matthey plc	2,844	101,547
Just Eat plc (2)	4,802	35,911
Kingfisher plc	28,284	74,367
Legal & General Group plc	63,631	187,480
Liberty Global plc, Class A (2)	9,090	193,981
Linde plc	4,177	651,779
Lloyds Banking Group plc	588,648	388,025
London Stock Exchange Group plc	3,173	164,617
Marks & Spencer Group plc	21,672	67,972
Mediclinic International plc (1)	4,256	17,476
Melrose Industries plc	57,239	119,578
Merlin Entertainments plc (4)	8,155	33,032
Micro Focus International plc	4,179	73,210
Mondi plc	4,770	99,348
National Grid plc	32,666	319,582
Next plc	1,589	80,907
NMC Health plc	843	29,422
Ocado Group plc (2)	7,740	78,016
Pearson plc	7,952	95,264
Persimmon plc	4,758	117,169
Prudential plc	22,996	410,627
Quilter plc (4)	17,197	25,930
RELX plc (3)	11,442	235,938
RELX plc (3)	10,723	220,628
Renishaw plc	391	21,170
Rentokil Initial plc	17,667	76,003

Rightmove plc	7,725	42,573
Royal Mail plc	8,037	27,895
RSA Insurance Group plc	11,327	74,336
Sage Group plc (The)	10,094	77,415
Schroders plc	1,831	57,024
Smiths Group plc	5,905	102,800
Spirax-Sarco Engineering plc	1,274	101,405
SSE plc	15,426	213,027
St James's Place plc	5,784	69,661
Standard Chartered plc	30,822	239,538
Standard Life Aberdeen plc	29,521	96,662
STERIS plc	930	99,371
Subsea 7 SA	5,133	50,019
Taylor Wimpey plc	47,242	82,147
TechnipFMC plc	9,577	187,518
Tesco plc	121,737	295,232
Unilever plc	18,906	992,617
United Utilities Group plc	9,963	93,677
Vodafone Group plc	219,909	427,567
Weir Group plc (The)	2,940	48,684
Whitbread plc	1,904	111,187
WM Morrison Supermarkets plc	38,096	103,566
WPP plc	14,125	153,722
		12,699,357

United States - 0.1%
Flex Ltd. (2)	3,979	30,280
Sensata Technologies Holding plc (2)	2,112	94,702
		124,982

Total Common Stocks (Cost $98,374,165)		90,776,266

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	1,023,336	1,023,336

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,023,336)		1,023,336

TOTAL INVESTMENTS (Cost $99,397,501) - 101.7%		91,799,602
Other assets and liabilities, net - (1.7%)		(1,537,730)
NET ASSETS - 100.0%		90,261,872

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $2,927,270 and the total market value of the collateral received by the Fund was $3,065,055, including cash of $1,023,336 and U.S. Government and/or agency securities of $2,041,719.

(2) Non-income producing security.
(3) Securities are traded on separate exchanges for the same entity.
(4) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $752,725, which represents 0.8% of the net assets of the Fund as of December 31, 2018.

Abbreviations:
ADR:	American Depositary Receipt
PC:	Participation Certificate

At December 31, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Financials	23.8%
Industrials	14.3%
Health Care	11.2%
Consumer Discretionary	10.4%
Information Technology	10.0%
Consumer Staples	9.8%
Communication Services	7.7%
Materials	6.2%
Real Estate	2.8%
Utilities	2.8%
Energy	1.0%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$6,920,258	$—		$—	$6,920,258
Israel	181,118	160,211		—	341,329
Netherlands	415,630	2,405,489		—	2,821,119
Switzerland	616,380	7,557,701		—	8,174,081
United Kingdom	1,804,735	10,894,622		—	12,699,357
United States	124,982	—		—	124,982
Other Countries(1)	—	59,695,140		—	59,695,140
Total Common Stocks	$10,063,103	$80,713,163	(2)	$—	$90,776,266
Short Term Investment of Cash Collateral for Securities Loaned	1,023,336	—		—	1,023,336
Total	$11,086,439	$80,713,163		$—	$91,799,602

(1) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(2) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 25, 2019